First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.4%
	Australia — 28.5%
18,111	AGL Energy Ltd. (AUD)	$98,429
1,499	Altium Ltd. (AUD)	63,708
9,796	Ampol Ltd. (AUD)	254,001
7,573	ANZ Group Holdings Ltd. (AUD)	145,087
1,586	Aristocrat Leisure Ltd. (AUD)	44,441
1,464	BHP Group Ltd. (AUD)	42,234
13,329	BlueScope Steel Ltd. (AUD)	207,157
4,637	CAR Group Ltd. (AUD)	109,023
254	Cochlear Ltd. (AUD)	55,866
4,991	Computershare Ltd. (AUD)	84,920
19,689	Evolution Mining Ltd. (AUD)	45,933
6,193	Fortescue Ltd. (AUD)	103,716
106,872	Incitec Pivot Ltd. (AUD)	201,268
22,809	Insurance Australia Group Ltd. (AUD)	95,126
4,457	National Australia Bank Ltd. (AUD)	100,608
6,193	Northern Star Resources Ltd. (AUD)	58,396
8,310	Orica Ltd. (AUD)	98,882
30,129	Pilbara Minerals Ltd. (AUD)	75,196
2,330	Pro Medicus Ltd. (AUD)	157,528
12,505	Qantas Airways Ltd. (AUD) (c)	44,411
12,370	QBE Insurance Group Ltd. (AUD)	146,144
6,954	Reece Ltd. (AUD)	127,337
570	Rio Tinto Ltd. (AUD)	45,226
32,799	Santos Ltd. (AUD)	165,644
5,870	SEEK Ltd. (AUD)	95,821
10,398	Seven Group Holdings Ltd. (AUD)	276,251
13,911	Suncorp Group Ltd. (AUD)	148,486
2,451	Wesfarmers Ltd. (AUD)	109,248
45,554	Whitehaven Coal Ltd. (AUD)	210,765
7,101	Woodside Energy Group Ltd. (AUD)	141,134
14,883	Worley Ltd. (AUD)	162,450
62,648	Yancoal Australia Ltd. (AUD) (d)	213,920
		3,928,356
	Bermuda — 0.6%
1,138,417	United Energy Group Ltd. (HKD) (d)	81,451
	Cayman Islands — 6.6%
31,832	CK Asset Holdings Ltd. (HKD)	130,957
38,991	CK Hutchison Holdings Ltd. (HKD)	188,307
95,838	MGM China Holdings Ltd. (HKD) (c)	160,161
Shares	Description	Value

	Cayman Islands (Continued)
74,522	SITC International Holdings Co., Ltd. (HKD)	$136,154
318,720	WH Group Ltd. (HKD) (e) (f)	210,121
87,220	Wynn Macau Ltd. (HKD) (c)	77,894
		903,594
	Hong Kong — 5.1%
5,771	CLP Holdings Ltd. (HKD)	45,973
30,776	Hang Lung Properties Ltd. (HKD)	31,535
31,545	Henderson Land Development Co., Ltd. (HKD)	89,876
42,633	Link REIT (HKD)	183,291
8,849	Power Assets Holdings Ltd. (HKD)	51,781
36,931	Sino Land Co., Ltd. (HKD)	38,361
11,925	Sun Hung Kai Properties, Ltd. (HKD)	114,955
18,351	Swire Pacific Ltd., Class A (HKD)	150,993
		706,765
	Luxembourg — 1.7%
60,953	Samsonite International S.A. (HKD) (c) (e) (f)	230,514
	New Zealand — 0.7%
14,466	Spark New Zealand Ltd. (NZD)	41,182
576	Xero Ltd. (AUD) (c)	50,042
		91,224
	Singapore — 7.3%
1,700	DBS Group Holdings Ltd. (SGD)	45,363
67,500	Genting Singapore Ltd. (SGD)	44,242
3,600	Jardine Cycle & Carriage Ltd. (SGD)	64,441
43,000	Keppel Ltd. (SGD)	233,749
11,200	Sembcorp Industries Ltd. (SGD)	44,792
26,500	Singapore Airlines Ltd. (SGD)	125,606
14,600	Singapore Technologies Engineering Ltd. (SGD)	43,468
23,600	Singapore Telecommunications Ltd. (SGD)	44,220
2,000	United Overseas Bank Ltd. (SGD)	43,414
30,600	Wilmar International Ltd. (SGD)	77,732
171,900	Yangzijiang Shipbuilding Holdings Ltd. (SGD)	243,162
		1,010,189
	South Korea — 47.9%
368	CJ CheilJedang Corp. (KRW)	79,819
2,524	DB Insurance Co., Ltd. (KRW)	180,547
5,531	Doosan Bobcat, Inc. (KRW)	221,856
892	Ecopro BM Co., Ltd. (KRW) (c)	183,866

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
313	Ecopro Co., Ltd. (KRW) (c)	$152,983
5,316	Hana Financial Group, Inc. (KRW)	232,581
5,699	Hankook Tire & Technology Co., Ltd. (KRW)	229,018
11,978	Hanon Systems (KRW)	53,206
1,079	Hanwha Aerospace Co., Ltd. (KRW)	166,308
4,255	HD Hyundai Co., Ltd. (KRW)	217,768
2,033	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (KRW) (c)	181,517
17,348	HMM Co., Ltd. (KRW)	202,957
1,530	Hyundai Glovis Co., Ltd. (KRW)	205,250
938	Hyundai Mobis Co., Ltd. (KRW)	182,200
1,181	Hyundai Motor Co. (KRW)	207,909
5,931	Hyundai Steel Co. (KRW)	140,097
20,130	Industrial Bank of Korea (KRW)	208,589
5,101	KB Financial Group, Inc. (KRW)	266,370
3,465	Kia Corp. (KRW)	288,267
10,375	Korean Air Lines Co., Ltd. (KRW)	167,233
6,807	KT Corp. (KRW)	191,885
692	LG Innotek Co., Ltd. (KRW)	101,519
3,066	Meritz Financial Group, Inc. (KRW)	186,067
5,204	Posco DX Co., Ltd. (KRW)	187,673
471	POSCO Future M Co., Ltd. (KRW)	105,833
527	POSCO Holdings, Inc. (KRW)	164,804
3,161	Posco International Corp. (KRW)	124,914
1,573	Samsung C&T Corp. (KRW)	187,066
2,474	Samsung Electronics Co., Ltd. (KRW)	148,486
5,595	Samsung Engineering Co., Ltd. (KRW) (c)	104,731
650	Samsung Fire & Marine Insurance Co., Ltd. (KRW)	149,192
35,979	Samsung Heavy Industries Co., Ltd. (KRW) (c)	230,373
1,605	Samsung Life Insurance Co., Ltd. (KRW)	113,855
1,252	Samsung SDS Co., Ltd. (KRW)	152,146
3,169	Shinhan Financial Group Co., Ltd. (KRW)	111,106
3,255	SK Telecom Co., Ltd. (KRW)	128,870
772	SK, Inc. (KRW)	104,711
Shares	Description	Value

	South Korea (Continued)
18,406	Woori Financial Group, Inc. (KRW)	$199,475
2,344	Yuhan Corp. (KRW)	134,764
		6,595,811
	Total Common Stocks	13,547,904
	(Cost $12,104,688)
MONEY MARKET FUNDS — 0.2%
18,139	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (g)	18,139
	(Cost $18,139)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.8%
$111,346	JPMorgan Chase & Co., 5.32% (g), dated 03/28/24, due 04/01/24, with a maturity value of $111,412. Collateralized by U.S. Treasury Securities, interest rates of 0.25% to 5.00%, due 07/31/24 to 06/30/28. The value of the collateral including accrued interest is $113,573. (h)	111,346
	(Cost $111,346)

	Total Investments — 99.4%	13,677,389
	(Cost $12,234,173)
	Net Other Assets and Liabilities — 0.6%	85,242
	Net Assets — 100.0%	$13,762,631

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $86,671 and the total value of the collateral held by the Fund is $111,346.

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of March 31, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
HKD	– Hong Kong Dollar
KRW	– South Korean Won
NZD	– New Zealand Dollar
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Industrials	30.0%
Financials	17.5
Consumer Discretionary	12.0
Energy	9.5
Materials	8.7
Real Estate	5.5
Information Technology	5.2
Communication Services	4.5
Consumer Staples	2.7
Health Care	2.6
Utilities	1.8
Total	100.0%

Currency Exposure Diversification	% of Total Investments
KRW	48.2%
AUD	29.1
HKD	14.1
SGD	7.4
USD	0.9
NZD	0.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 13,547,904	$ 13,547,904	$ —	$ —
Money Market Funds	18,139	18,139	—	—
Repurchase Agreements	111,346	—	111,346	—
Total Investments	$13,677,389	$13,566,043	$111,346	$—

*	See Portfolio of Investments for country breakout.

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.9%
	Austria — 3.7%
35,281	Erste Group Bank AG (EUR)	$1,572,003
25,550	OMV AG (EUR)	1,208,988
83,847	Raiffeisen Bank International AG (EUR)	1,669,866
219,303	Telekom Austria AG (EUR)	1,833,618
56,014	voestalpine AG (EUR)	1,571,203
		7,855,678
	Belgium — 2.2%
4,046	Ackermans & van Haaren N.V. (EUR)	707,137
28,270	Colruyt Group N.V. (EUR)	1,305,975
94,232	Euronav N.V. (EUR) (c)	1,560,519
39,086	Solvay S.A. (EUR)	1,066,852
		4,640,483
	Denmark — 3.6%
848	A.P. Moller - Maersk A/S, Class B (DKK)	1,103,135
52,538	Danske Bank A/S (DKK)	1,569,943
7,377	Demant A/S (DKK) (d)	365,977
169,973	H Lundbeck A/S (DKK)	816,695
8,486	Jyske Bank A/S (DKK)	715,078
10,057	Novo Nordisk A/S, Class B (DKK)	1,281,954
8,852	Pandora A/S (DKK)	1,426,926
1,261	ROCKWOOL A/S, Class B (DKK) (d)	413,837
		7,693,545
	Finland — 2.3%
78,985	Fortum Oyj (EUR) (c)	975,265
405,662	Nokia Oyj (EUR)	1,440,306
27,720	Nordea Bank Abp (SEK)	308,691
73,040	Stora Enso Oyj, Class R (EUR)	1,015,331
80,748	Wartsila Oyj Abp (EUR)	1,227,454
		4,967,047
	France — 11.4%
9,063	Accor S.A. (EUR)	423,372
2,323	Alten S.A. (EUR)	338,835
6,188	Arkema S.A. (EUR)	651,172
19,161	BNP Paribas S.A. (EUR)	1,361,452
34,940	Bouygues S.A. (EUR)	1,426,007
71,104	Carrefour S.A. (EUR)	1,217,784
10,179	Cie de Saint-Gobain S.A. (EUR)	789,910
39,832	Cie Generale des Etablissements Michelin S.C.A. (EUR)	1,526,397
123,794	Credit Agricole S.A. (EUR)	1,845,204
3,215	Eiffage S.A. (EUR)	364,714
34,752	Elis S.A. (EUR)	789,588
19,923	Engie S.A. (EUR)	333,372
20,512	Eurazeo SE (EUR)	1,798,017
Shares	Description	Value

	France (Continued)
29,524	Forvia SE (EUR) (d)	$447,681
53,311	Orange S.A. (EUR)	626,221
29,786	Renault S.A. (EUR)	1,503,744
54,362	Rexel S.A. (EUR)	1,467,975
3,895	Safran S.A. (EUR)	882,658
49,114	SCOR SE (EUR)	1,699,287
37,685	Societe Generale S.A. (EUR)	1,008,690
4,015	Sodexo S.A. (EUR)	344,275
2,955	Sopra Steria Group (EUR)	715,390
4,849	Teleperformance SE (EUR)	471,241
13,937	TotalEnergies SE (EUR)	954,334
35,454	Valeo SE (EUR)	443,314
10,553	Veolia Environnement S.A. (EUR)	343,034
3,857	Wendel SE (EUR)	393,643
		24,167,311
	Germany — 14.2%
1,283	Allianz SE (EUR)	384,522
15,018	Bayerische Motoren Werke AG (EUR)	1,732,990
13,087	Bechtle AG (EUR)	691,546
107,314	Commerzbank AG (EUR)	1,473,829
4,336	Continental AG (EUR)	312,952
17,008	Covestro AG (EUR) (d) (e) (f)	929,934
26,461	Daimler Truck Holding AG (EUR)	1,340,592
138,507	Deutsche Bank AG (EUR)	2,178,970
115,700	Deutsche Lufthansa AG (EUR) (d)	908,839
58,281	Deutsche Telekom AG (EUR)	1,414,725
7,512	DHL Group (EUR)	323,485
25,846	E.ON SE (EUR)	359,286
11,524	Fraport AG Frankfurt Airport Services Worldwide (EUR) (d)	607,462
7,088	Fresenius Medical Care AG (EUR)	272,612
29,479	Fresenius SE & Co. KGaA (EUR)	795,088
15,750	Heidelberg Materials AG (EUR)	1,732,328
40,945	HelloFresh SE (EUR) (d)	291,193
15,117	HOCHTIEF AG (EUR)	1,756,482
7,955	KION Group AG (EUR)	418,644
21,967	Mercedes-Benz Group AG (EUR)	1,749,236
2,353	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR)	1,148,183
31,027	Porsche Automobil Holding SE (Preference Shares) (EUR)	1,644,222
16,471	RWE AG (EUR)	559,038

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany (Continued)
212,268	Schaeffler AG (Preference Shares) (EUR)	$1,431,288
24,123	Talanx AG (EUR)	1,910,248
120,183	thyssenkrupp AG (EUR)	644,928
42,865	United Internet AG (EUR)	964,672
10,629	Volkswagen AG (Preference Shares) (EUR)	1,408,623
6,402	Wacker Chemie AG (EUR)	722,108
		30,108,025
	Greece — 2.4%
396,821	Eurobank Ergasias Services and Holdings S.A. (EUR) (d)	762,895
24,139	JUMBO S.A. (EUR)	695,333
41,497	Mytilineos S.A. (EUR)	1,600,946
162,630	National Bank of Greece S.A. (EUR) (d)	1,273,094
206,036	Piraeus Financial Holdings S.A. (EUR) (d)	861,567
		5,193,835
	Ireland — 2.2%
271,813	AIB Group PLC (EUR)	1,379,431
37,089	Glanbia PLC (EUR)	731,449
8,159	Kingspan Group PLC (EUR)	743,448
3,638	Ryanair Holdings PLC, ADR	529,656
27,594	Smurfit Kappa Group PLC (GBP)	1,260,763
		4,644,747
	Italy — 9.5%
858,483	A2A S.p.A. (EUR)	1,549,958
319,163	Banco BPM S.p.A. (EUR)	2,123,828
499,621	BPER Banca (EUR)	2,360,898
49,231	Brembo S.p.A. (EUR)	630,452
55,841	Buzzi S.p.A. (EUR)	2,192,891
99,478	Enel S.p.A. (EUR)	656,704
94,874	Eni S.p.A. (EUR)	1,499,298
111,769	Hera S.p.A. (EUR)	393,822
118,640	Intesa Sanpaolo S.p.A. (EUR)	430,448
59,662	Italgas S.p.A. (EUR)	347,579
84,767	Leonardo S.p.A. (EUR)	2,128,983
92,412	Mediobanca Banca di Credito Finanziario S.p.A. (EUR)	1,376,843
190,406	Pirelli & C S.p.A. (EUR) (e) (f)	1,165,965
1,955,289	Telecom Italia S.p.A. (EUR) (c) (d)	474,842
63,678	UniCredit S.p.A. (EUR)	2,416,495
56,517	Unipol Gruppo S.p.A. (EUR)	473,521
		20,222,527
	Jersey — 0.5%
213,753	Glencore PLC (GBP)	1,174,387
Shares	Description	Value

	Luxembourg — 3.2%
60,879	ArcelorMittal S.A. (EUR)	$1,671,872
88,918	B&M European Value Retail S.A. (GBP)	612,539
105,266	InPost S.A. (EUR) (d)	1,622,299
66,376	Subsea 7 S.A. (NOK)	1,054,960
96,590	Tenaris S.A. (EUR)	1,908,541
		6,870,211
	Netherlands — 3.4%
16,694	Aalberts N.V. (EUR)	803,083
43,077	ABN AMRO Bank N.V. (EUR) (e) (f)	736,609
27,181	Arcadis N.V. (EUR)	1,664,155
1,257	Argenx SE (EUR) (d)	496,475
10,150	Koninklijke Ahold Delhaize N.V. (EUR)	303,544
17,858	Koninklijke Vopak N.V. (EUR)	688,380
31,105	Prosus N.V. (EUR)	975,691
14,126	STMicroelectronics N.V. (EUR)	608,376
36,845	Technip Energies N.V. (EUR)	930,556
		7,206,869
	Norway — 2.8%
22,036	Aker BP ASA (NOK)	547,627
30,253	DNB Bank ASA (NOK)	599,403
48,430	Equinor ASA (NOK)	1,277,608
17,205	Mowi ASA (NOK)	315,289
145,593	Norsk Hydro ASA (NOK)	796,594
18,005	Salmar ASA (NOK)	1,186,458
13,538	Schibsted ASA, Class A (NOK)	432,458
24,140	Yara International ASA (NOK)	762,456
		5,917,893
	Portugal — 1.7%
5,558,382	Banco Comercial Portugues S.A., Class R (EUR) (d)	1,874,562
103,091	Galp Energia SGPS S.A. (EUR)	1,703,335
		3,577,897
	Spain — 6.1%
2,398	Acciona S.A. (EUR)	291,953
42,483	ACS Actividades de Construccion y Servicios S.A. (EUR)	1,777,401
187,731	Banco Bilbao Vizcaya Argentaria S.A. (EUR) (c)	2,235,978
1,052,178	Banco de Sabadell S.A. (EUR)	1,651,637
400,001	Banco Santander S.A. (EUR)	1,951,219
47,896	Bankinter S.A. (EUR)	350,445
55,385	Enagas S.A. (EUR)	822,490
94,178	Grifols S.A. (EUR) (d)	847,176
339,333	International Consolidated Airlines Group S.A. (GBP) (d)	757,000

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain (Continued)
74,369	Repsol S.A. (EUR)	$1,238,802
224,520	Telefonica S.A. (EUR)	990,455
		12,914,556
	Sweden — 5.8%
42,357	Boliden AB (SEK)	1,176,254
57,688	Industrivarden AB, Class C (SEK)	1,983,833
79,355	Investor AB, Class B (SEK)	1,991,659
38,423	Securitas AB, Class B (SEK)	396,112
77,956	Skandinaviska Enskilda Banken AB, Class A (SEK)	1,055,654
55,496	Skanska AB, Class B (SEK) (c)	987,667
36,046	Svenska Handelsbanken AB, Class A (SEK)	364,535
66,165	Swedbank AB, Class A (SEK) (c)	1,312,297
61,164	Trelleborg AB, Class B (SEK)	2,187,939
29,519	Volvo AB, Class B (SEK) (c)	800,024
		12,255,974
	Switzerland — 3.5%
29,701	Adecco Group AG (CHF)	1,174,405
3,472	BKW AG (CHF)	532,821
1,599	Bucher Industries AG (CHF)	703,535
107,836	EFG International AG (CHF)	1,346,381
9,540	Holcim AG (CHF)	863,820
3,573	Swatch Group (The) AG (CHF)	829,613
61,784	UBS Group AG (CHF)	1,900,414
		7,350,989
	United Kingdom — 19.7%
60,566	3i Group PLC (GBP)	2,147,291
35,144	Antofagasta PLC (GBP)	904,438
36,618	Associated British Foods PLC (GBP)	1,154,509
315,976	Barclays PLC (GBP)	730,617
227,709	Barratt Developments PLC (GBP)	1,366,886
6,114	Berkeley Group Holdings PLC (GBP)	367,164
189,015	BP PLC (GBP)	1,182,566
38,977	British American Tobacco PLC (GBP)	1,183,626
860,689	BT Group PLC (GBP)	1,191,147
75,513	Carnival PLC (GBP) (d)	1,114,634
812,904	Centrica PLC (GBP)	1,309,696
39,701	Computacenter PLC (GBP)	1,350,926
349,852	DS Smith PLC (GBP)	1,751,689
114,619	Evraz PLC (GBP) (d) (g) (h) (i)	0
93,522	Frasers Group PLC (GBP) (d)	957,293
45,556	Fresnillo PLC (GBP)	270,185
50,490	GSK PLC (GBP)	1,088,820
Shares	Description	Value

	United Kingdom (Continued)
24,052	Hikma Pharmaceuticals PLC (GBP)	$582,403
34,099	Howden Joinery Group PLC (GBP)	390,268
33,463	Informa PLC (GBP)	351,060
12,402	InterContinental Hotels Group PLC (GBP)	1,290,134
156,387	Investec PLC (GBP)	1,049,291
99,330	J Sainsbury PLC (GBP)	338,998
15,424	Johnson Matthey PLC (GBP)	348,271
337,357	Kingfisher PLC (GBP)	1,061,932
127,271	M&G PLC (GBP)	354,200
530,655	Marks & Spencer Group PLC (GBP)	1,775,548
73,233	Mondi PLC (GBP)	1,289,873
128,115	National Grid PLC (GBP)	1,723,723
106,536	NatWest Group PLC (GBP)	357,003
3,442	Next PLC (GBP)	401,067
46,609	Persimmon PLC (GBP)	774,169
4,853	Rio Tinto PLC (GBP)	307,302
568,371	Rolls-Royce Holdings PLC (GBP) (d)	3,061,011
48,178	Shell PLC (GBP)	1,596,204
165,637	Standard Chartered PLC (GBP)	1,403,618
856,287	Taylor Wimpey PLC (GBP)	1,481,183
95,044	Tesco PLC (GBP)	355,800
55,067	Vistry Group PLC (GBP)	854,883
1,634,380	Vodafone Group PLC (GBP)	1,453,470
13,206	Weir Group (The) PLC (GBP)	337,026
21,747	Whitbread PLC (GBP)	909,625
		41,919,549
	United States — 0.7%
12,571	Autoliv, Inc., SDR (SEK)	1,514,416
	Total Common Stocks	210,195,939
	(Cost $183,593,836)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.9%
$1,857,685	Bank of America Corp., 5.32% (j), dated 03/28/24, due 04/01/24, with a maturity value of $1,858,783. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.50%, due 10/15/26 to 08/15/35. The value of the collateral including accrued interest is $1,894,839. (k)	1,857,685

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$2,167,297	Citigroup, Inc., 5.32% (j), dated 03/28/24, due 04/01/24, with a maturity value of $2,168,578. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.75%, due 08/15/24 to 12/31/28. The value of the collateral including accrued interest is $2,210,643. (k)	$2,167,297
2,167,297	Daiwa Capital Markets America, Inc., 5.35% (j), dated 03/28/24, due 04/01/24, with a maturity value of $2,168,585. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.13%, due 06/11/24 to 02/15/42. The value of the collateral including accrued interest is $2,210,643. (k)	2,167,297
	Total Repurchase Agreements	6,192,279
	(Cost $6,192,279)

	Total Investments — 101.8%	216,388,218
	(Cost $189,786,115)
	Net Other Assets and Liabilities — (1.8)%	(3,874,178)
	Net Assets — 100.0%	$212,514,040

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $5,786,986 and the total value of the collateral held by the Fund is $6,192,279.

(d)	Non-income producing security.
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2024, securities noted
as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of March 31, 2024.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SDR	– Swedish Depositary Receipt
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Financials	28.5%
Industrials	17.4
Consumer Discretionary	14.9
Materials	11.0
Energy	8.3
Utilities	4.9
Consumer Staples	4.8
Communication Services	4.6
Health Care	3.1
Information Technology	2.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	59.1%
GBP	21.1
SEK	6.5
DKK	3.6
CHF	3.4
NOK	3.2
USD	3.1
Total	100.0%

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United Kingdom	$ 41,919,549	$ 41,919,549	$ —	$ —**
Other Country Categories*	168,276,390	168,276,390	—	—
Repurchase Agreements	6,192,279	—	6,192,279	—
Total Investments	$216,388,218	$210,195,939	$6,192,279	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Brazil — 48.4%
133,949	Banco Bradesco S.A. (Preference Shares) (BRL)	$380,850
123,301	Banco BTG Pactual S.A. (BRL)	895,613
162,397	Banco do Brasil S.A. (BRL)	1,833,337
73,531	Banco Santander Brasil S.A. (BRL)	418,133
514,913	Caixa Seguridade Participacoes S.A. (BRL)	1,603,649
62,772	Cia de Saneamento Basico do Estado de Sao Paulo (BRL)	1,060,093
463,048	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	1,159,605
427,562	Companhia Paranaense de Energia, Class B (Preference Shares) (BRL)	820,103
111,755	Cosan S.A. (BRL)	360,974
119,493	Equatorial Energia S.A. (BRL)	775,511
396,908	Gerdau S.A. (Preference Shares) (BRL)	1,756,860
815,096	Hapvida Participacoes e Investimentos S.A. (BRL) (c) (d) (e)	601,319
888,950	Itausa S.A. (Preference Shares) (BRL)	1,861,063
318,362	JBS S.A. (BRL)	1,364,753
321,794	Klabin S.A. (BRL)	1,620,711
276,483	Petroleo Brasileiro S.A. (Preference Shares) (BRL)	2,059,538
203,601	PRIO S.A. (BRL)	1,978,608
69,351	Raia Drogasil S.A. (BRL)	378,462
1,070,098	Raizen S.A. (Preference Shares) (BRL)	755,303
83,938	Rumo S.A. (BRL)	372,545
141,155	Suzano S.A. (BRL)	1,800,673
133,081	Telefonica Brasil S.A. (BRL)	1,342,644
257,284	TIM S.A. (BRL)	913,119
510,794	Ultrapar Participacoes S.A. (BRL)	2,899,530
113,375	Vale S.A. (BRL)	1,375,085
303,722	Vibra Energia S.A. (BRL)	1,514,553
		31,902,634
	Cayman Islands — 1.9%
105,572	NU Holdings Ltd., Class A (d)	1,259,474
	Chile — 17.7%
45,072	Banco de Credito e Inversiones S.A. (CLP) (d)	1,288,534
41,541,099	Banco Santander Chile (CLP)	2,069,063
1,014,490	Cencosud S.A. (CLP)	1,760,243
1,044,812	Empresas CMPC S.A. (CLP)	2,123,173
217,069	Empresas Copec S.A. (CLP)	1,559,497
Shares	Description	Value

	Chile (Continued)
31,655,856	Enel Chile S.A. (CLP)	$1,903,028
19,406	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (CLP)	944,739
		11,648,277
	Colombia — 2.2%
171,534	Bancolombia S.A. (Preference Shares) (COP)	1,459,165
	Mexico — 29.4%
440,736	America Movil S.A.B. de C.V., Series B (MXN)	413,045
1,754,803	Cemex S.A.B. de C.V., Series CPO (MXN) (d)	1,548,495
243,117	Coca-Cola Femsa S.A.B. de C.V. (MXN)	2,345,400
290,773	El Puerto de Liverpool S.A.B. de C.V., Series C1 (MXN)	2,522,324
1,144,699	Fibra Uno Administracion S.A. de C.V. (MXN)	1,901,118
139,772	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	1,813,013
89,128	Gruma S.A.B. de C.V., Class B (MXN)	1,665,631
35,163	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (MXN)	345,634
158,312	Grupo Bimbo S.A.B. de C.V., Series A (MXN)	747,255
208,388	Grupo Carso S.A.B. de C.V., Series A1 (MXN)	1,856,683
194,978	Grupo Comercial Chedraui S.A. de C.V. (MXN)	1,567,729
45,518	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	482,902
388,136	Grupo Financiero Inbursa S.A.B. de C.V., Class O (MXN) (d)	1,193,744
80,624	Grupo Mexico S.A.B. de C.V., Series B (MXN)	475,902
113,495	Prologis Property Mexico S.A. de C.V. (MXN)	496,731
		19,375,606
	Total Common Stocks	65,645,156
	(Cost $52,090,797)

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
16,886	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (f)	$16,886
	(Cost $16,886)

	Total Investments — 99.6%	65,662,042
	(Cost $52,107,683)
	Net Other Assets and Liabilities — 0.4%	257,294
	Net Assets — 100.0%	$65,919,336

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of March 31, 2024.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
MXN	– Mexican Peso
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Financials	22.5%
Consumer Staples	17.7
Materials	16.3
Energy	14.6
Utilities	8.7
Consumer Discretionary	6.1
Industrials	5.4
Communication Services	4.1
Real Estate	3.7
Health Care	0.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
BRL	48.6%
MXN	29.5
CLP	17.7
COP	2.2
USD	2.0
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 65,645,156	$ 65,645,156	$ —	$ —
Money Market Funds	16,886	16,886	—	—
Total Investments	$65,662,042	$65,662,042	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.2%
	Aerospace & Defense — 4.8%
48,425	Embraer S.A. (BRL) (b)	$321,617
	Banks — 14.0%
25,435	Banco Bradesco S.A. (Preference Shares) (BRL)	72,318
15,660	Banco do Brasil S.A. (BRL)	176,789
6,729	Banco Santander Brasil S.A. (BRL)	38,264
40,144	Inter & Co., Inc., Class A (b)	229,222
25,534	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	176,357
83,644	Itausa S.A. (Preference Shares) (BRL)	175,113
5,371	NU Holdings Ltd., Class A (b)	64,076
		932,139
	Beverages — 0.6%
15,830	Ambev S.A. (BRL)	39,422
	Capital Markets — 2.6%
17,336	Banco BTG Pactual S.A. (BRL)	125,922
1,716	XP, Inc., Class A	44,033
		169,955
	Commercial Services & Supplies — 1.4%
23,060	GPS Participacoes e Empreendimentos S.A. (BRL) (c)	95,267
	Consumer Staples Distribution & Retail — 1.4%
34,914	Atacadao S.A. (BRL)	94,883
	Containers & Packaging — 1.5%
19,563	Klabin S.A. (BRL)	98,529
	Diversified Telecommunication Services — 1.9%
12,201	Telefonica Brasil S.A. (BRL)	123,095
	Electric Utilities — 11.3%
32,731	Cia de Transmissao de Energia Eletrica Paulista (Preference Shares) (BRL)	161,978
94,445	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	236,517
62,936	Companhia Paranaense de Energia, Class B (Preference Shares) (BRL)	120,717
16,113	Energisa S.A. (BRL)	153,792
12,169	Equatorial Energia S.A. (BRL)	78,977
		751,981
	Financial Services — 8.4%
138,708	Cielo S.A. (BRL)	149,345
Shares	Description	Value

	Financial Services (Continued)
14,319	Pagseguro Digital Ltd., Class A (b)	$204,475
12,380	StoneCo Ltd., Class A (b)	205,632
		559,452
	Food Products — 4.8%
62,808	BRF S.A. (BRL) (b)	204,376
26,175	JBS S.A. (BRL)	112,207
		316,583
	Hotels, Restaurants & Leisure — 2.6%
33,322	Smartfit Escola de Ginastica e Danca S.A. (BRL)	172,742
	Independent Power and Renewable Electricity Producers — 3.5%
65,168	Auren Energia S.A. (BRL)	154,623
15,969	Eneva S.A. (BRL) (b)	40,596
4,795	Engie Brasil Energia S.A. (BRL)	38,491
		233,710
	Insurance — 3.6%
6,459	BB Seguridade Participacoes S.A. (BRL)	41,880
33,696	Caixa Seguridade Participacoes S.A. (BRL)	104,943
15,125	Porto Seguro S.A. (BRL)	94,332
		241,155
	Metals & Mining — 12.4%
55,149	Cia Siderurgica Nacional S.A. (BRL)	172,636
45,633	Gerdau S.A. (Preference Shares) (BRL)	201,988
99,837	Metalurgica Gerdau S.A. (Preference Shares) (BRL)	204,834
70,026	Usinas Siderurgicas de Minas Gerais S.A.Usiminas, Class A (Preference Shares) (BRL)	139,762
8,446	Vale S.A. (BRL)	102,438
		821,658
	Oil, Gas & Consumable Fuels — 9.8%
11,226	Cosan S.A. (BRL)	36,261
29,115	Petroleo Brasileiro S.A. (Preference Shares) (BRL)	216,879
9,439	PRIO S.A. (BRL)	91,729
107,861	Raizen S.A. (Preference Shares) (BRL)	76,131
40,899	Ultrapar Participacoes S.A. (BRL)	232,164
		653,164

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Paper & Forest Products — 3.0%
15,592	Suzano S.A. (BRL)	$198,903
	Pharmaceuticals — 0.6%
6,079	Hypera S.A. (BRL)	39,914
	Real Estate Management & Development — 2.9%
40,837	Allos S.A. (BRL)	194,764
	Software — 0.6%
6,451	TOTVS S.A. (BRL)	36,504
	Specialty Retail — 3.4%
24,953	Lojas Renner S.A. (BRL)	84,480
28,583	Vibra Energia S.A. (BRL)	142,533
		227,013
	Water Utilities — 2.2%
8,631	Cia de Saneamento Basico do Estado de Sao Paulo (BRL)	145,760
	Wireless Telecommunication Services — 1.9%
36,282	TIM S.A. (BRL)	128,767
	Total Common Stocks	6,596,977
	(Cost $5,173,354)
MONEY MARKET FUNDS — 0.1%
5,627	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (d)	5,627
	(Cost $5,627)

	Total Investments — 99.3%	6,602,604
	(Cost $5,178,981)
	Net Other Assets and Liabilities — 0.7%	49,854
	Net Assets — 100.0%	$6,652,458

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	Rate shown reflects yield as of March 31, 2024.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
USD	– United States Dollar

Country Allocation†	% of Net Assets
Brazil	87.9%
Cayman Islands	11.3
United States	0.1
Total Investments	99.3
Net Other Assets and Liabilities	0.7
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
BRL	88.6%
USD	11.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,596,977	$ 6,596,977	$ —	$ —
Money Market Funds	5,627	5,627	—	—
Total Investments	$6,602,604	$6,602,604	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Air Freight & Logistics — 3.1%
415,000	Sinotrans Ltd., Class H (HKD)	$202,545
	Automobiles — 9.3%
387,451	Chongqing Changan Automobile Co., Ltd., Class B (HKD)	208,900
349,436	Dongfeng Motor Group Co., Ltd., Class H (HKD)	145,991
100,500	Great Wall Motor Co., Ltd., Class H (HKD)	111,711
9,244	Li Auto, Inc., Class A (HKD) (b)	143,262
		609,864
	Banks — 8.3%
112,334	Agricultural Bank of China Ltd., Class H (HKD)	47,362
227,556	Bank of China Ltd., Class H (HKD)	93,908
69,446	Bank of Communications Co., Ltd., Class H (HKD)	45,606
184,334	China CITIC Bank Corp., Ltd., Class H (HKD)	98,209
146,112	China Construction Bank Corp., Class H (HKD)	88,113
292,778	China Everbright Bank Co., Ltd., Class H (HKD)	84,165
111,778	Chongqing Rural Commercial Bank Co., Ltd., Class H (HKD)	46,271
89,000	Industrial & Commercial Bank of China Ltd., Class H (HKD)	44,802
		548,436
	Biotechnology — 2.6%
22,000	Akeso, Inc. (HKD) (b) (c) (d) (e)	131,124
8,000	Innovent Biologics, Inc. (HKD) (b) (c) (d)	38,534
		169,658
	Capital Markets — 1.2%
68,800	Huatai Securities Co., Ltd., Class H (HKD) (c) (d)	78,584
	Chemicals — 3.8%
46,000	Ganfeng Lithium Group Co., Ltd., Class H (HKD) (c) (d)	140,758
23,534	Tianqi Lithium Corp., Class H (HKD)	109,448
		250,206
	Communications Equipment — 2.6%
46,500	BYD Electronic International Co., Ltd. (HKD)	171,399
Shares	Description	Value

	Diversified Consumer Services — 4.1%
30,700	New Oriental Education & Technology Group, Inc. (HKD) (b)	$267,310
	Diversified Telecommunication Services — 2.2%
1,241,403	China Tower Corp., Ltd., Class H (HKD) (c) (d)	142,746
	Financial Services — 1.8%
167,778	Shandong Hi-Speed Holdings Group Ltd. (HKD) (b) (e)	116,184
	Food Products — 0.6%
79,556	China Feihe Ltd. (HKD) (c) (d)	37,405
	Gas Utilities — 5.8%
62,334	Beijing Enterprises Holdings Ltd. (HKD)	180,784
241,778	Kunlun Energy Co., Ltd. (HKD)	201,716
		382,500
	Independent Power and Renewable Electricity Producers — 6.8%
354,444	China Power International Development Ltd. (HKD)	145,366
44,222	China Resources Power Holdings Co., Ltd. (HKD)	103,169
196,222	Huadian Power International Corp., Ltd., Class H (HKD) (e)	105,044
164,000	Huaneng Power International, Inc., Class H (HKD) (b)	96,595
		450,174
	Insurance — 2.2%
109,402	PICC Property & Casualty Co., Ltd., Class H (HKD)	144,250
	Machinery — 7.1%
88,500	Sinotruk Hong Kong Ltd. (HKD)	217,324
130,000	Weichai Power Co., Ltd., Class H (HKD)	247,812
		465,136
	Marine Transportation — 6.2%
216,378	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD)	227,522
15,388	Orient Overseas International Ltd. (HKD)	183,825
		411,347
	Metals & Mining — 4.8%
88,000	Aluminum Corp. of China Ltd., Class H (HKD)	55,879

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Metals & Mining (Continued)
30,666	Jiangxi Copper Co., Ltd., Class H (HKD)	$52,267
106,000	Zijin Mining Group Co., Ltd., Class H (HKD)	211,542
		319,688
	Oil, Gas & Consumable Fuels — 13.3%
143,614	China Coal Energy Co., Ltd., Class H (HKD)	139,818
166,666	China Petroleum & Chemical Corp., Class H (HKD)	94,545
12,500	China Shenhua Energy Co., Ltd., Class H (HKD)	49,109
141,032	Inner Mongolia Yitai Coal Co., Ltd., Class B	268,807
263,110	PetroChina Co., Ltd., Class H (HKD)	224,892
46,666	Yankuang Energy Group Co., Ltd., Class H (HKD)	98,020
		875,191
	Personal Care Products — 0.8%
9,600	Giant Biogene Holding Co., Ltd (HKD) (b) (c) (d)	52,189
	Real Estate Management & Development — 2.3%
108,388	Longfor Group Holdings Ltd. (HKD) (c) (d)	153,160
	Semiconductors & Semiconductor Equipment — 5.5%
1,368,780	GCL Technology Holdings Ltd. (HKD)	223,848
71,556	Hua Hong Semiconductor Ltd. (HKD) (b) (c) (d)	139,512
		363,360
	Specialty Retail — 1.4%
54,500	Zhongsheng Group Holdings Ltd. (HKD)	94,421
	Technology Hardware, Storage & Peripherals — 4.1%
125,112	Lenovo Group Ltd. (HKD)	144,983
65,200	Xiaomi Corp., Class B (HKD) (b) (c) (d)	124,454
		269,437
	Total Common Stocks	6,575,190
	(Cost $6,586,605)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
5,311	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (f)	$5,311
	(Cost $5,311)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 5.0%
$328,405	JPMorgan Chase & Co., 5.32% (f), dated 03/28/24, due 04/01/24, with a maturity value of $328,599. Collateralized by U.S. Treasury Securities, interest rates of 0.25% to 5.00%, due 07/31/24 to 06/30/28. The value of the collateral including accrued interest is $334,973. (g)	328,405
	(Cost $328,405)

	Total Investments — 105.0%	6,908,906
	(Cost $6,920,321)
	Net Other Assets and Liabilities — (5.0)%	(331,857)
	Net Assets — 100.0%	$6,577,049

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $302,184 and the total value of the collateral held by the Fund is $328,405.

(f)	Rate shown reflects yield as of March 31, 2024.
(g)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
HKD	– Hong Kong Dollar
USD	– United States Dollar

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Country Allocation†	% of Net Assets
China	56.3%
Cayman Islands	19.2
Hong Kong	16.8
Bermuda	7.6
United States	5.1
Total Investments	105.0
Net Other Assets and Liabilities	(5.0)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
HKD	91.3%
USD	8.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,575,190	$ 6,575,190	$ —	$ —
Money Market Funds	5,311	5,311	—	—
Repurchase Agreements	328,405	—	328,405	—
Total Investments	$6,908,906	$6,580,501	$328,405	$—

*	See Portfolio of Investments for industry breakout.

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.1%
	Automobile Components — 6.1%
35,900	Aisin Corp. (JPY)	$1,460,142
45,500	Bridgestone Corp. (JPY)	2,011,101
80,700	Koito Manufacturing Co., Ltd. (JPY)	1,084,849
105,900	Niterra Co., Ltd. (JPY) (b)	3,502,717
98,800	Sumitomo Electric Industries Ltd. (JPY)	1,523,966
109,700	Yokohama Rubber (The) Co., Ltd. (JPY)	2,946,494
		12,529,269
	Automobiles — 12.2%
241,900	Honda Motor Co., Ltd. (JPY)	2,977,809
146,500	Isuzu Motors Ltd. (JPY)	1,973,269
291,000	Mazda Motor Corp. (JPY)	3,386,157
987,300	Mitsubishi Motors Corp. (JPY) (b)	3,231,650
639,900	Nissan Motor Co., Ltd. (JPY) (b)	2,524,430
171,400	Subaru Corp. (JPY)	3,879,088
235,200	Suzuki Motor Corp. (JPY)	2,673,928
68,500	Toyota Motor Corp. (JPY)	1,722,229
281,600	Yamaha Motor Co., Ltd. (JPY)	2,584,775
		24,953,335
	Banks — 0.7%
73,200	Mitsubishi UFJ Financial Group, Inc. (JPY)	742,251
36,800	Mizuho Financial Group, Inc. (JPY)	726,374
		1,468,625
	Broadline Retail — 1.8%
26,400	Pan Pacific International Holdings Corp. (JPY)	698,454
187,900	Ryohin Keikaku Co., Ltd. (JPY)	3,067,122
		3,765,576
	Capital Markets — 4.6%
467,100	Daiwa Securities Group, Inc. (JPY)	3,536,112
695,200	Nomura Holdings, Inc. (JPY)	4,428,008
55,900	SBI Holdings, Inc. (JPY)	1,460,460
		9,424,580
	Chemicals — 4.0%
147,200	Kansai Paint Co., Ltd. (JPY) (b)	2,098,898
205,200	Mitsubishi Chemical Group Corp. (JPY)	1,246,138
21,200	Mitsui Chemicals, Inc. (JPY)	619,839
93,900	Nippon Sanso Holdings Corp. (JPY)	2,932,126
Shares	Description	Value

	Chemicals (Continued)
15,000	Shin-Etsu Chemical Co., Ltd. (JPY)	$654,578
49,200	Tosoh Corp. (JPY)	666,433
		8,218,012
	Commercial Services & Supplies — 2.1%
85,000	Dai Nippon Printing Co., Ltd. (JPY)	2,595,257
67,600	TOPPAN Holdings, Inc. (JPY)	1,686,204
		4,281,461
	Construction & Engineering — 1.1%
112,900	Kajima Corp. (JPY)	2,308,267
	Consumer Staples Distribution & Retail — 2.7%
60,900	Lawson, Inc. (JPY)	4,157,759
20,600	Tsuruha Holdings, Inc. (JPY)	1,468,998
		5,626,757
	Electric Utilities — 4.6%
243,400	Chubu Electric Power Co., Inc. (JPY)	3,174,748
189,500	Kansai Electric Power (The) Co., Inc. (JPY)	2,690,154
600,300	Tokyo Electric Power Company Holdings, Inc. (JPY) (c)	3,641,138
		9,506,040
	Electrical Equipment — 0.4%
44,400	Mitsubishi Electric Corp. (JPY)	739,560
	Electronic Equipment, Instruments & Components — 1.3%
41,500	Canon Marketing Japan, Inc. (JPY)	1,219,395
13,200	TDK Corp. (JPY)	644,566
33,000	Yokogawa Electric Corp. (JPY)	757,095
		2,621,056
	Entertainment — 0.9%
93,500	Toei Animation Co., Ltd. (JPY) (b)	1,874,571
	Financial Services — 0.9%
93,600	Mitsubishi HC Capital, Inc. (JPY)	650,773
116,100	Tokyo Century Corp. (JPY)	1,204,102
		1,854,875
	Food Products — 3.9%
46,700	Nisshin Seifun Group, Inc. (JPY)	642,287
54,100	Nissin Foods Holdings Co., Ltd. (JPY)	1,490,270

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Food Products (Continued)
36,500	Toyo Suisan Kaisha Ltd. (JPY)	$2,228,144
137,800	Yamazaki Baking Co., Ltd. (JPY)	3,549,228
		7,909,929
	Gas Utilities — 3.2%
150,500	Osaka Gas Co., Ltd. (JPY)	3,378,247
136,900	Tokyo Gas Co., Ltd. (JPY)	3,107,335
		6,485,582
	Ground Transportation — 2.4%
24,700	Central Japan Railway Co. (JPY)	612,197
53,200	Keisei Electric Railway Co., Ltd. (JPY) (b)	2,155,693
135,900	Seibu Holdings, Inc. (JPY)	2,121,362
		4,889,252
	Health Care Equipment & Supplies — 0.3%
43,500	Olympus Corp. (JPY)	624,569
	Hotels, Restaurants & Leisure — 1.2%
60,000	Zensho Holdings Co., Ltd. (JPY)	2,495,046
	Household Durables — 3.7%
48,400	Haseko Corp. (JPY)	596,767
254,000	Panasonic Holdings Corp. (JPY)	2,413,654
87,200	Sekisui Chemical Co., Ltd. (JPY)	1,271,883
6,600	Sony Group Corp. (JPY)	563,734
84,400	Sumitomo Forestry Co., Ltd. (JPY)	2,646,072
		7,492,110
	Industrial Conglomerates — 0.4%
8,700	Hitachi Ltd. (JPY)	790,517
	Insurance — 1.9%
140,800	Japan Post Holdings Co., Ltd. (JPY)	1,416,092
144,000	MS&AD Insurance Group Holdings, Inc. (JPY)	2,534,602
		3,950,694
	Interactive Media & Services — 0.7%
532,300	LY Corp. (JPY)	1,344,991
	IT Services — 2.8%
42,500	NEC Corp. (JPY)	3,092,466
31,700	SCSK Corp. (JPY)	587,805
12,400	SHIFT, Inc. (JPY) (c)	1,969,190
		5,649,461
	Machinery — 7.3%
53,100	Ebara Corp. (JPY)	4,800,327
Shares	Description	Value

	Machinery (Continued)
71,400	Hitachi Construction Machinery Co., Ltd. (JPY)	$2,145,113
72,100	Komatsu Ltd. (JPY)	2,125,659
122,400	MINEBEA MITSUMI, Inc. (JPY)	2,386,064
215,000	Mitsubishi Heavy Industries Ltd. (JPY)	1,938,664
15,400	Toyota Industries Corp. (JPY)	1,598,699
		14,994,526
	Marine Transportation — 4.2%
219,900	Kawasaki Kisen Kaisha Ltd. (JPY) (b)	2,952,482
98,100	Mitsui OSK Lines Ltd. (JPY) (b)	2,988,751
101,400	Nippon Yusen KK (JPY)	2,779,826
		8,721,059
	Metals & Mining — 3.9%
121,600	JFE Holdings, Inc. (JPY)	2,006,987
194,400	Kobe Steel Ltd. (JPY) (b)	2,624,875
137,200	Nippon Steel Corp. (JPY) (b)	3,289,066
		7,920,928
	Oil, Gas & Consumable Fuels — 4.0%
316,400	ENEOS Holdings, Inc. (JPY)	1,518,879
462,100	Idemitsu Kosan Co., Ltd. (JPY)	3,153,318
232,800	Inpex Corp. (JPY)	3,536,290
		8,208,487
	Paper & Forest Products — 1.0%
489,800	Oji Holdings Corp. (JPY) (b)	2,030,641
	Passenger Airlines — 0.3%
29,000	ANA Holdings, Inc. (JPY) (b)	605,364
	Pharmaceuticals — 2.4%
66,400	Chugai Pharmaceutical Co., Ltd. (JPY)	2,529,148
70,500	Ono Pharmaceutical Co., Ltd. (JPY)	1,153,577
26,100	Shionogi & Co., Ltd. (JPY)	1,333,276
		5,016,001
	Professional Services — 0.6%
29,700	Recruit Holdings Co., Ltd. (JPY)	1,300,577
	Real Estate Management & Development — 1.7%
62,300	Daiwa House Industry Co., Ltd. (JPY)	1,846,612
153,900	Mitsui Fudosan Co., Ltd. (JPY)	1,650,526
		3,497,138

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Semiconductors & Semiconductor Equipment — 2.7%
22,300	SCREEN Holdings Co., Ltd. (JPY) (b)	$2,871,099
167,700	SUMCO Corp. (JPY)	2,638,245
		5,509,344
	Technology Hardware, Storage & Peripherals — 2.1%
78,800	Brother Industries Ltd. (JPY)	1,457,004
245,600	Ricoh Co., Ltd. (JPY) (b)	2,176,459
42,000	Seiko Epson Corp. (JPY)	731,074
		4,364,537
	Trading Companies & Distributors — 5.0%
119,400	Marubeni Corp. (JPY)	2,059,015
39,300	Mitsubishi Corp. (JPY)	904,227
50,200	Mitsui & Co., Ltd. (JPY)	2,335,570
55,700	Sojitz Corp. (JPY)	1,462,962
86,500	Sumitomo Corp. (JPY)	2,074,217
21,300	Toyota Tsusho Corp. (JPY)	1,453,488
		10,289,479
	Total Common Stocks	203,262,216
	(Cost $175,034,318)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 13.9%
$8,573,307	Bank of America Corp., 5.32% (d), dated 03/28/24, due 04/01/24, with a maturity value of $8,578,375. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.50%, due 10/15/26 to 08/15/35. The value of the collateral including accrued interest is $8,744,773. (e)	8,573,307
Principal Value	Description	Value

$10,002,191	Citigroup, Inc., 5.32% (d), dated 03/28/24, due 04/01/24, with a maturity value of $10,008,103. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.75%, due 08/15/24 to 12/31/28. The value of the collateral including accrued interest is $10,202,236. (e)	$10,002,191
10,002,191	Daiwa Capital Markets America, Inc., 5.35% (d), dated 03/28/24, due 04/01/24, with a maturity value of $10,008,137. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.13%, due 06/11/24 to 02/15/42. The value of the collateral including accrued interest is $10,202,236. (e)	10,002,191
	Total Repurchase Agreements	28,577,689
	(Cost $28,577,689)

	Total Investments — 113.0%	231,839,905
	(Cost $203,612,007)
	Net Other Assets and Liabilities — (13.0)%	(26,591,452)
	Net Assets — 100.0%	$205,248,453

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $23,782,703 and the total value of the collateral held by the Fund is $28,577,689.

(c)	Non-income producing security.
(d)	Rate shown reflects yield as of March 31, 2024.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
JPY	– Japanese Yen
USD	– United States Dollar

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Country Allocation†	% of Net Assets
Japan	99.1%
United States	13.9
Total Investments	113.0
Net Other Assets and Liabilities	(13.0)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
JPY	87.7%
USD	12.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 203,262,216	$ 203,262,216	$ —	$ —
Repurchase Agreements	28,577,689	—	28,577,689	—
Total Investments	$231,839,905	$203,262,216	$28,577,689	$—

*	See Portfolio of Investments for industry breakout.

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.0%
	Australia — 4.2%
58,922	AGL Energy Ltd. (AUD)	$320,226
57,159	Ampol Ltd. (AUD)	1,482,081
129,625	BlueScope Steel Ltd. (AUD)	2,014,608
30,222	Fortescue Ltd. (AUD)	506,139
1,039,349	Incitec Pivot Ltd. (AUD)	1,957,368
147,029	Pilbara Minerals Ltd. (AUD)	366,957
15,163	Pro Medicus Ltd. (AUD)	1,025,148
240,088	Santos Ltd. (AUD)	1,212,510
80,896	Seven Group Holdings Ltd. (AUD) (c)	2,149,221
443,023	Whitehaven Coal Ltd. (AUD)	2,049,736
86,322	Woodside Energy Group Ltd. (AUD)	1,715,674
72,630	Worley Ltd. (AUD)	792,764
609,263	Yancoal Australia Ltd. (AUD) (c)	2,080,412
		17,672,844
	Austria — 1.7%
23,485	Erste Group Bank AG (EUR)	1,046,413
17,009	OMV AG (EUR)	804,840
83,423	Raiffeisen Bank International AG (EUR)	1,661,422
232,743	Telekom Austria AG (EUR)	1,945,991
59,447	voestalpine AG (EUR)	1,667,499
		7,126,165
	Belgium — 1.1%
2,694	Ackermans & van Haaren N.V. (EUR)	470,842
28,127	Colruyt Group N.V. (EUR)	1,299,369
100,007	Euronav N.V. (EUR)	1,656,156
34,692	Solvay S.A. (EUR)	946,918
		4,373,285
	Bermuda — 0.1%
8,335,830	United Energy Group Ltd. (HKD) (c)	596,413
	Canada — 6.0%
35,626	Agnico Eagle Mines Ltd. (CAD)	2,124,331
101,422	ARC Resources Ltd. (CAD)	1,808,232
563,802	B2Gold Corp. (CAD)	1,477,610
458,854	Baytex Energy Corp. (CAD)	1,656,488
24,378	Brookfield Asset Management Ltd., Class A (CAD)	1,024,036
147,290	Crescent Point Energy Corp. (CAD)	1,204,808
69,001	Enerplus Corp. (CAD)	1,355,518
2,479	Fairfax Financial Holdings Ltd. (CAD)	2,672,170
41,313	Finning International, Inc. (CAD)	1,214,182
13,187	Imperial Oil Ltd. (CAD)	909,573
Shares	Description	Value

	Canada (Continued)
62,396	MEG Energy Corp. (CAD) (d)	$1,432,591
19,730	Nutrien Ltd. (CAD)	1,071,892
27,770	Parkland Corp. (CAD)	884,425
13,507	Pembina Pipeline Corp. (CAD)	476,741
36,396	SNC-Lavalin Group, Inc. (CAD)	1,488,567
35,306	Suncor Energy, Inc. (CAD)	1,302,977
24,551	Tourmaline Oil Corp. (CAD)	1,147,846
239,628	Whitecap Resources, Inc. (CAD) (c)	1,813,286
		25,065,273
	Cayman Islands — 1.5%
154,911	CK Asset Holdings Ltd. (HKD)	637,306
303,839	CK Hutchison Holdings Ltd. (HKD)	1,467,390
967,616	SITC International Holdings Co., Ltd. (HKD)	1,767,866
3,873,956	WH Group Ltd. (HKD) (e) (f)	2,553,963
		6,426,525
	Denmark — 1.0%
1,127	A.P. Moller - Maersk A/S, Class B (DKK)	1,466,077
52,273	Danske Bank A/S (DKK)	1,562,025
75,432	H Lundbeck A/S (DKK)	362,439
3,930	Pandora A/S (DKK)	633,509
		4,024,050
	Finland — 1.1%
70,106	Fortum Oyj (EUR) (c)	865,632
538,154	Nokia Oyj (EUR)	1,910,719
64,827	Stora Enso Oyj, Class R (EUR)	901,162
71,668	Wartsila Oyj Abp (EUR)	1,089,429
		4,766,942
	France — 3.8%
12,754	BNP Paribas S.A. (EUR)	906,214
23,260	Bouygues S.A. (EUR)	949,311
47,333	Carrefour S.A. (EUR)	810,663
39,631	Cie Generale des Etablissements Michelin S.C.A. (EUR)	1,518,695
131,381	Credit Agricole S.A. (EUR)	1,958,291
23,132	Elis S.A. (EUR)	525,574
20,409	Eurazeo SE (EUR)	1,788,988
39,514	Renault S.A. (EUR)	1,994,862
54,088	Rexel S.A. (EUR)	1,460,576
52,124	SCOR SE (EUR)	1,803,429
16,725	Societe Generale S.A. (EUR)	447,667
3,226	Teleperformance SE (EUR)	313,513
12,371	TotalEnergies SE (EUR)	847,102
23,599	Valeo SE (EUR)	295,080
		15,619,965

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany — 6.3%
15,938	Bayerische Motoren Werke AG (EUR)	$1,839,152
106,773	Commerzbank AG (EUR)	1,466,400
7,547	Covestro AG (EUR) (d) (e) (f)	412,642
11,743	Daimler Truck Holding AG (EUR)	594,935
146,996	Deutsche Bank AG (EUR)	2,312,518
102,693	Deutsche Lufthansa AG (EUR) (d)	806,667
38,795	Deutsche Telekom AG (EUR)	941,718
26,164	Fresenius SE & Co. KGaA (EUR)	705,678
20,894	Heidelberg Materials AG (EUR)	2,298,112
40,883	HelloFresh SE (EUR) (d)	290,752
20,054	HOCHTIEF AG (EUR)	2,330,125
29,142	Mercedes-Benz Group AG (EUR)	2,320,582
1,044	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR)	509,436
41,160	Porsche Automobil Holding SE (Preference Shares) (EUR)	2,181,203
10,963	RWE AG (EUR)	372,092
211,197	Schaeffler AG (Preference Shares) (EUR)	1,424,066
25,602	Talanx AG (EUR)	2,027,367
106,671	thyssenkrupp AG (EUR)	572,420
38,045	United Internet AG (EUR)	856,198
10,575	Volkswagen AG (Preference Shares) (EUR)	1,401,466
5,683	Wacker Chemie AG (EUR)	641,009
		26,304,538
	Greece — 0.8%
264,153	Eurobank Ergasias Services and Holdings S.A. (EUR) (d)	507,838
55,050	Mytilineos S.A. (EUR)	2,123,818
72,173	National Bank of Greece S.A. (EUR) (d)	564,982
		3,196,638
	Hong Kong — 0.3%
331,657	Link REIT (HKD)	1,425,885
	Ireland — 0.4%
180,937	AIB Group PLC (EUR)	918,242
12,247	Smurfit Kappa Group PLC (GBP)	559,562
		1,477,804
	Israel — 0.8%
45,838	Bank Hapoalim BM (ILS)	429,850
367,319	ICL Group Ltd. (ILS)	1,942,065
Shares	Description	Value

	Israel (Continued)
11,247	Mizrahi Tefahot Bank Ltd. (ILS)	$421,818
40,214	Teva Pharmaceutical Industries Ltd. (ILS) (d)	570,259
		3,363,992
	Italy — 4.6%
911,095	A2A S.p.A. (EUR)	1,644,947
338,722	Banco BPM S.p.A. (EUR)	2,253,981
662,800	BPER Banca (EUR)	3,131,980
74,079	Buzzi S.p.A. (EUR)	2,909,102
100,689	Eni S.p.A. (EUR)	1,591,193
84,340	Leonardo S.p.A. (EUR)	2,118,259
91,946	Mediobanca Banca di Credito Finanziario S.p.A. (EUR)	1,369,900
168,999	Pirelli & C S.p.A. (EUR) (e) (f)	1,034,877
84,476	UniCredit S.p.A. (EUR)	3,205,752
		19,259,991
	Japan — 34.3%
53,700	Aisin Corp. (JPY)	2,184,112
40,400	Amada Co., Ltd. (JPY) (c)	460,231
46,500	Asics Corp. (JPY)	2,182,778
10,300	Bridgestone Corp. (JPY)	455,260
55,900	Chiba Bank (The) Ltd. (JPY)	464,356
159,100	Chubu Electric Power Co., Inc. (JPY)	2,075,195
178,700	Concordia Financial Group Ltd. (JPY)	896,215
46,800	Dai Nippon Printing Co., Ltd. (JPY)	1,428,918
78,400	Dai-ichi Life Holdings, Inc. (JPY)	1,993,923
30,300	Daiwa House Industry Co., Ltd. (JPY)	898,111
351,500	Daiwa Securities Group, Inc. (JPY)	2,660,979
25,200	Denso Corp. (JPY)	480,262
514,300	ENEOS Holdings, Inc. (JPY)	2,468,898
50,900	Fukuoka Financial Group, Inc. (JPY)	1,354,374
32,000	Haseko Corp. (JPY)	394,557
66,700	Hitachi Construction Machinery Co., Ltd. (JPY)	2,003,908
180,400	Honda Motor Co., Ltd. (JPY)	2,220,739
264,700	Idemitsu Kosan Co., Ltd. (JPY)	1,806,283
134,500	Inpex Corp. (JPY)	2,043,089
70,200	Isetan Mitsukoshi Holdings Ltd. (JPY)	1,136,147
64,500	Isuzu Motors Ltd. (JPY)	868,777
110,800	JFE Holdings, Inc. (JPY)	1,828,734
87,800	JGC Holdings Corp. (JPY)	858,396
124,700	Kajima Corp. (JPY)	2,549,521
146,000	Kansai Electric Power (The) Co., Inc. (JPY)	2,072,625

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
50,300	Kawasaki Heavy Industries Ltd. (JPY)	$1,646,429
178,200	Kawasaki Kisen Kaisha Ltd. (JPY) (c)	2,392,598
155,700	Kobe Steel Ltd. (JPY) (c)	2,102,331
45,000	Komatsu Ltd. (JPY)	1,326,694
137,000	Kuraray Co., Ltd. (JPY)	1,462,039
35,300	Lawson, Inc. (JPY)	2,409,998
26,000	Marubeni Corp. (JPY)	448,362
178,800	Mazda Motor Corp. (JPY)	2,080,567
48,000	Medipal Holdings Corp. (JPY)	732,778
193,800	Mitsubishi Chemical Group Corp. (JPY)	1,176,908
102,100	Mitsubishi Corp. (JPY)	2,349,150
182,800	Mitsubishi HC Capital, Inc. (JPY)	1,270,954
291,000	Mitsubishi Heavy Industries Ltd. (JPY)	2,623,960
465,700	Mitsubishi Motors Corp. (JPY) (c)	1,524,338
239,200	Mitsubishi UFJ Financial Group, Inc. (JPY)	2,425,499
33,600	Mitsui & Co., Ltd. (JPY)	1,563,250
15,700	Mitsui Chemicals, Inc. (JPY)	459,032
73,800	Mitsui OSK Lines Ltd. (JPY) (c)	2,248,419
119,400	Mizuho Financial Group, Inc. (JPY)	2,356,766
132,600	MS&AD Insurance Group Holdings, Inc. (JPY)	2,333,946
36,700	NEC Corp. (JPY)	2,670,435
61,500	NGK Insulators Ltd. (JPY)	825,119
31,100	NIPPON EXPRESS HOLDINGS, Inc. (JPY)	1,583,762
68,600	Nippon Sanso Holdings Corp. (JPY)	2,142,107
86,600	Nippon Steel Corp. (JPY) (c)	2,076,043
78,100	Nippon Yusen KK (JPY)	2,141,069
459,400	Nissan Motor Co., Ltd. (JPY) (c)	1,812,351
32,000	Nisshin Seifun Group, Inc. (JPY)	440,111
53,800	Niterra Co., Ltd. (JPY)	1,779,473
303,800	Nomura Holdings, Inc. (JPY)	1,935,024
92,200	Obayashi Corp. (JPY)	1,092,355
193,600	Oji Holdings Corp. (JPY) (c)	802,638
62,800	Olympus Corp. (JPY)	901,677
11,900	Open House Group Co., Ltd. (JPY) (c)	383,853
73,900	Osaka Gas Co., Ltd. (JPY)	1,658,820
38,400	Otsuka Corp. (JPY)	811,986
72,300	Panasonic Holdings Corp. (JPY)	687,036
141,400	Ricoh Co., Ltd. (JPY)	1,253,059
Shares	Description	Value

	Japan (Continued)
30,000	Rohto Pharmaceutical Co., Ltd. (JPY)	$580,955
125,400	Ryohin Keikaku Co., Ltd. (JPY)	2,046,924
25,200	Sanrio Co., Ltd. (JPY)	482,759
19,300	SBI Holdings, Inc. (JPY)	504,238
25,800	Seiko Epson Corp. (JPY)	449,088
291,800	Shimizu Corp. (JPY) (c)	1,878,446
19,200	SoftBank Group Corp. (JPY)	1,136,679
37,000	Sojitz Corp. (JPY)	971,806
83,500	Subaru Corp. (JPY)	1,889,754
155,700	SUMCO Corp. (JPY)	2,449,462
61,000	Sumitomo Corp. (JPY)	1,462,743
33,900	Sumitomo Electric Industries Ltd. (JPY)	522,899
63,800	Sumitomo Forestry Co., Ltd. (JPY)	2,000,230
13,800	Sumitomo Metal Mining Co., Ltd. (JPY)	408,676
41,300	Sumitomo Mitsui Financial Group, Inc. (JPY)	2,409,576
64,600	Sumitomo Mitsui Trust Holdings, Inc. (JPY)	1,390,321
161,600	Suzuki Motor Corp. (JPY)	1,837,188
98,500	T&D Holdings, Inc. (JPY)	1,709,012
11,500	Taisei Corp. (JPY)	418,051
17,500	Tokio Marine Holdings, Inc. (JPY)	546,225
40,700	Tokyo Century Corp. (JPY)	422,110
453,600	Tokyo Electric Power Company Holdings, Inc. (JPY) (d)	2,751,325
89,500	Tokyo Gas Co., Ltd. (JPY)	2,031,457
33,900	TOPPAN Holdings, Inc. (JPY)	845,596
20,600	Toyota Industries Corp. (JPY)	2,138,519
90,600	Toyota Motor Corp. (JPY)	2,277,868
34,500	Toyota Tsusho Corp. (JPY)	2,354,241
185,200	Yamaha Motor Co., Ltd. (JPY)	1,699,930
88,300	Yamazaki Baking Co., Ltd. (JPY)	2,274,288
21,000	Yokogawa Electric Corp. (JPY)	481,788
58,500	Yokohama Rubber (The) Co., Ltd. (JPY)	1,571,284
28,100	Zensho Holdings Co., Ltd. (JPY)	1,168,513
		142,829,275
	Jersey — 0.3%
213,434	Glencore PLC (GBP)	1,172,634
	Luxembourg — 1.7%
80,763	ArcelorMittal S.A. (EUR)	2,217,931
70,073	InPost S.A. (EUR) (d)	1,079,924
356,427	Samsonite International S.A. (HKD) (d) (e) (f)	1,347,946
128,137	Tenaris S.A. (EUR)	2,531,885
		7,177,686

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Netherlands — 0.6%
18,092	Arcadis N.V. (EUR)	$1,107,681
835	Argenx SE (EUR) (d)	329,799
11,888	Koninklijke Vopak N.V. (EUR)	458,252
13,803	Prosus N.V. (EUR)	432,968
		2,328,700
	Norway — 0.8%
51,398	Equinor ASA (NOK)	1,355,905
129,223	Norsk Hydro ASA (NOK)	707,028
7,989	Salmar ASA (NOK)	526,443
21,426	Yara International ASA (NOK)	676,735
		3,266,111
	Portugal — 1.0%
7,373,780	Banco Comercial Portugues S.A., Class R (EUR) (d)	2,486,804
109,409	Galp Energia SGPS S.A. (EUR)	1,807,726
		4,294,530
	Singapore — 1.2%
418,500	Keppel Ltd. (SGD)	2,274,979
257,700	Singapore Airlines Ltd. (SGD)	1,221,462
1,002,900	Yangzijiang Shipbuilding Holdings Ltd. (SGD)	1,418,655
		4,915,096
	South Korea — 11.0%
1,794	CJ CheilJedang Corp. (KRW)	389,116
12,317	DB Insurance Co., Ltd. (KRW)	881,060
53,789	Doosan Bobcat, Inc. (KRW)	2,157,553
2,175	Ecopro BM Co., Ltd. (KRW) (d)	448,329
2,436	Ecopro Co., Ltd. (KRW) (d)	1,190,632
25,943	Hana Financial Group, Inc. (KRW)	1,135,036
55,419	Hankook Tire & Technology Co., Ltd. (KRW)	2,227,051
5,266	Hanwha Aerospace Co., Ltd. (KRW)	811,658
33,101	HD Hyundai Co., Ltd. (KRW)	1,694,083
14,829	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (KRW) (d)	1,324,008
168,712	HMM Co., Ltd. (KRW)	1,973,789
14,876	Hyundai Glovis Co., Ltd. (KRW)	1,995,622
9,125	Hyundai Mobis Co., Ltd. (KRW)	1,772,470
11,484	Hyundai Motor Co. (KRW)	2,021,696
43,412	Hyundai Steel Co. (KRW)	1,025,442
98,235	Industrial Bank of Korea (KRW)	1,017,923
29,764	KB Financial Group, Inc. (KRW)	1,554,250
33,701	Kia Corp. (KRW)	2,803,723
100,901	Korean Air Lines Co., Ltd. (KRW)	1,626,408
Shares	Description	Value

	South Korea (Continued)
66,202	KT Corp. (KRW)	$1,866,196
6,758	LG Innotek Co., Ltd. (KRW)	991,424
19,950	Meritz Financial Group, Inc. (KRW)	1,210,708
40,491	Posco DX Co., Ltd. (KRW)	1,460,233
1,533	POSCO Future M Co., Ltd. (KRW)	344,462
5,127	POSCO Holdings, Inc. (KRW)	1,603,318
23,133	Posco International Corp. (KRW)	914,151
10,234	Samsung C&T Corp. (KRW)	1,217,057
24,064	Samsung Electronics Co., Ltd. (KRW)	1,444,287
36,403	Samsung Engineering Co., Ltd. (KRW) (d)	681,416
209,943	Samsung Heavy Industries Co., Ltd. (KRW) (d)	1,344,259
12,174	Samsung SDS Co., Ltd. (KRW)	1,479,418
15,467	Shinhan Financial Group Co., Ltd. (KRW)	542,278
31,764	SK Telecom Co., Ltd. (KRW)	1,257,583
3,767	SK, Inc. (KRW)	510,941
89,822	Woori Financial Group, Inc. (KRW)	973,447
		45,891,027
	Spain — 2.4%
45,087	ACS Actividades de Construccion y Servicios S.A. (EUR)	1,886,347
199,236	Banco Bilbao Vizcaya Argentaria S.A. (EUR) (c)	2,373,009
700,408	Banco de Sabadell S.A. (EUR)	1,099,453
318,386	Banco Santander S.A. (EUR)	1,553,098
24,580	Enagas S.A. (EUR) (c)	365,023
62,690	Grifols S.A. (EUR) (d)	563,926
98,658	Repsol S.A. (EUR)	1,643,395
99,637	Telefonica S.A. (EUR)	439,542
		9,923,793
	Sweden — 2.4%
28,194	Boliden AB (SEK)	782,947
76,529	Industrivarden AB, Class C (SEK)	2,631,757
105,273	Investor AB, Class B (SEK)	2,642,152
33,931	Skandinaviska Enskilda Banken AB, Class A (SEK)	459,482
24,626	Skanska AB, Class B (SEK) (c)	438,271
44,045	Swedbank AB, Class A (SEK) (c)	873,575
64,912	Trelleborg AB, Class B (SEK)	2,322,011
		10,150,195
	Switzerland — 1.3%
29,658	Adecco Group AG (CHF)	1,172,705

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Switzerland (Continued)
107,292	EFG International AG (CHF)	$1,339,589
6,349	Holcim AG (CHF)	574,884
3,173	Swatch Group (The) AG (CHF)	736,737
49,178	UBS Group AG (CHF)	1,512,666
		5,336,581
	United Kingdom — 8.1%
80,347	3i Group PLC (GBP)	2,848,602
23,396	Antofagasta PLC (GBP)	602,101
16,251	Associated British Foods PLC (GBP)	512,369
226,560	Barratt Developments PLC (GBP)	1,359,989
125,822	BP PLC (GBP)	787,201
51,707	British American Tobacco PLC (GBP)	1,570,201
1,141,795	BT Group PLC (GBP)	1,580,182
33,513	Carnival PLC (GBP) (d)	494,679
1,078,403	Centrica PLC (GBP)	1,737,450
26,426	Computacenter PLC (GBP)	899,211
348,086	DS Smith PLC (GBP)	1,742,846
83,007	Frasers Group PLC (GBP) (d)	849,661
22,406	GSK PLC (GBP)	483,187
5,504	InterContinental Hotels Group PLC (GBP)	572,561
299,427	Kingfisher PLC (GBP)	942,536
703,970	Marks & Spencer Group PLC (GBP)	2,355,452
72,863	Mondi PLC (GBP)	1,283,356
135,967	National Grid PLC (GBP)	1,829,368
754,003	Rolls-Royce Holdings PLC (GBP) (d)	4,060,748
51,131	Shell PLC (GBP)	1,694,041
175,788	Standard Chartered PLC (GBP)	1,489,639
1,135,954	Taylor Wimpey PLC (GBP)	1,964,944
2,168,177	Vodafone Group PLC (GBP)	1,928,181
		33,588,505
	United States — 0.2%
8,369	Autoliv, Inc., SDR (SEK)	1,008,205
	Total Common Stocks	412,582,648
	(Cost $344,426,089)
MONEY MARKET FUNDS — 0.0%
50,105	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (g)	50,105
	(Cost $50,105)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 4.9%
$6,048,776	Bank of America Corp., 5.32% (g), dated 03/28/24, due 04/01/24, with a maturity value of $6,052,352. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.50%, due 10/15/26 to 08/15/35. The value of the collateral including accrued interest is $6,169,752. (h)	$6,048,776
7,056,904	Citigroup, Inc., 5.32% (g), dated 03/28/24, due 04/01/24, with a maturity value of $7,061,075. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.75%, due 08/15/24 to 12/31/28. The value of the collateral including accrued interest is $7,198,043. (h)	7,056,904
7,056,904	Daiwa Capital Markets America, Inc., 5.35% (g), dated 03/28/24, due 04/01/24, with a maturity value of $7,061,099. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.13%, due 06/11/24 to 02/15/42. The value of the collateral including accrued interest is $7,198,043. (h)	7,056,904
	Total Repurchase Agreements	20,162,584
	(Cost $20,162,584)

	Total Investments — 103.9%	432,795,337
	(Cost $364,638,778)
	Net Other Assets and Liabilities — (3.9)%	(16,256,557)
	Net Assets — 100.0%	$416,538,780

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $17,430,917 and the total value of the collateral held by the Fund is $20,162,584.

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
(d)	Non-income producing security.
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of March 31, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SDR	– Swedish Depositary Receipt
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Industrials	22.8%
Financials	21.2
Consumer Discretionary	16.2
Materials	11.4
Energy	11.2
Utilities	4.3
Information Technology	4.0
Consumer Staples	3.9
Communication Services	2.9
Health Care	1.4
Real Estate	0.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
JPY	33.0%
EUR	24.0
KRW	10.6
GBP	8.2
CAD	5.8
USD	4.6
AUD	4.1
SEK	2.6
HKD	2.3
CHF	1.2
SGD	1.1
DKK	0.9
ILS	0.8
NOK	0.8
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 412,582,648	$ 412,582,648	$ —	$ —
Money Market Funds	50,105	50,105	—	—
Repurchase Agreements	20,162,584	—	20,162,584	—
Total Investments	$432,795,337	$412,632,753	$20,162,584	$—

*	See Portfolio of Investments for country breakout.

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Bermuda — 1.7%
1,802,266	China Gas Holdings Ltd. (HKD)	$1,625,675
1,972,656	Kunlun Energy Co., Ltd. (HKD)	1,645,791
318,862	Orient Overseas International Ltd. (HKD)	3,809,120
		7,080,586
	Brazil — 8.7%
180,408	Banco do Brasil S.A. (BRL)	2,036,667
1,028,817	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	2,576,453
881,863	Gerdau S.A. (Preference Shares) (BRL)	3,903,449
1,975,100	Itausa S.A. (Preference Shares) (BRL)	4,134,974
471,563	JBS S.A. (BRL)	2,021,495
178,742	Klabin S.A. (BRL)	900,232
614,299	Petroleo Brasileiro S.A. (Preference Shares) (BRL)	4,575,948
180,946	PRIO S.A. (BRL)	1,758,446
313,623	Suzano S.A. (BRL)	4,000,798
197,121	Telefonica Brasil S.A. (BRL)	1,988,739
907,919	Ultrapar Participacoes S.A. (BRL)	5,153,817
188,927	Vale S.A. (BRL)	2,291,428
224,940	Vibra Energia S.A. (BRL)	1,121,695
		36,464,141
	Cayman Islands — 4.6%
40,815	Alchip Technologies Ltd. (TWD)	4,036,417
1,441,320	China Feihe Ltd. (HKD) (c) (d)	677,670
1,122,606	China Medical System Holdings Ltd. (HKD)	1,178,988
2,425,397	China State Construction International Holdings Ltd. (HKD)	2,646,372
22,805,781	GCL Technology Holdings Ltd. (HKD)	3,729,625
96,274	Li Auto, Inc., Class A (HKD) (e)	1,492,039
1,891,646	Longfor Group Holdings Ltd. (HKD) (c) (d)	2,673,038
2,152,009	Sany Heavy Equipment International Holdings Co., Ltd. (HKD) (f)	1,383,000
906,192	Zhongsheng Group Holdings Ltd. (HKD)	1,569,966
		19,387,115
	Chile — 4.5%
66,761	Banco de Credito e Inversiones S.A. (CLP) (e)	1,908,587
55,378,413	Banco Santander Chile (CLP)	2,758,266
1,352,417	Cencosud S.A. (CLP)	2,346,580
1,857,118	Empresas CMPC S.A. (CLP)	3,773,867
Shares	Description	Value

	Chile (Continued)
361,719	Empresas Copec S.A. (CLP)	$2,598,712
70,334,003	Enel Chile S.A. (CLP)	4,228,210
28,743	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (CLP)	1,399,291
		19,013,513
	China — 14.0%
3,040,773	Aluminum Corp. of China Ltd., Class H (HKD)	1,930,859
957,941	Anhui Conch Cement Co., Ltd., Class H (HKD)	1,992,523
1,405,192	Bank of Communications Co., Ltd., Class H (HKD)	922,803
8,429,084	China Cinda Asset Management Co., Ltd., Class H (HKD)	700,010
1,829,490	China CITIC Bank Corp., Ltd., Class H (HKD)	974,712
4,338,485	China Coal Energy Co., Ltd., Class H (HKD)	4,223,799
3,013,755	China Construction Bank Corp., Class H (HKD)	1,817,440
2,833,532	China Everbright Bank Co., Ltd., Class H (HKD)	814,556
3,240,999	China National Building Material Co., Ltd., Class H (HKD)	1,113,888
707,750	China Oilfield Services Ltd., Class H (HKD)	813,828
3,112,392	China Petroleum & Chemical Corp., Class H (HKD)	1,765,580
4,944,832	China Railway Group Ltd., Class H (HKD)	2,444,965
524,195	China Shenhua Energy Co., Ltd., Class H (HKD)	2,059,436
35,516,150	China Tower Corp., Ltd., Class H (HKD) (c) (d)	4,083,933
2,304,630	Chongqing Rural Commercial Bank Co., Ltd., Class H (HKD)	954,018
777,163	COSCO SHIPPING Energy Transportation Co., Ltd., Class H (HKD)	805,273
4,146,346	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD)	4,359,891
828,445	Ganfeng Lithium Group Co., Ltd., Class H (HKD) (c) (d)	2,535,008
996,877	Hisense Home Appliances Group Co., Ltd., Class H (HKD)	3,101,350
3,038,847	Inner Mongolia Yitai Coal Co., Ltd., Class B	5,792,042
542,087	Jiangxi Copper Co., Ltd., Class H (HKD)	923,921

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	China (Continued)
4,035,841	Metallurgical Corp. of China Ltd., Class H (HKD)	$861,114
4,515,699	PetroChina Co., Ltd., Class H (HKD)	3,859,769
1,323,578	PICC Property & Casualty Co., Ltd., Class H (HKD)	1,745,177
6,984,905	Sinotrans Ltd., Class H (HKD)	3,409,056
607,547	Tianqi Lithium Corp., Class H (HKD)	2,825,475
71,065	WuXi AppTec Co., Ltd., Class H (HKD) (c) (d)	336,853
900,616	Yankuang Energy Group Co., Ltd., Class H (HKD)	1,891,698
		59,058,977
	Colombia — 0.5%
254,081	Bancolombia S.A. (Preference Shares) (COP)	2,161,356
	Egypt — 0.5%
1,306,575	Commercial International Bank - Egypt (EGP)	2,205,190
	Hong Kong — 5.1%
986,575	Beijing Enterprises Holdings Ltd. (HKD)	2,861,318
932,599	BYD Electronic International Co., Ltd. (HKD)	3,437,566
2,731,652	China Merchants Port Holdings Co., Ltd. (HKD)	3,277,187
4,673,215	China Power International Development Ltd. (HKD) (f)	1,916,598
1,280,539	China Resources Pharmaceutical Group Ltd. (HKD) (c) (d)	818,037
1,382,547	China Resources Power Holdings Co., Ltd. (HKD)	3,225,454
853,753	China Taiping Insurance Holdings Co., Ltd. (HKD)	747,193
1,113,053	Guangdong Investment Ltd. (HKD)	476,399
670,839	Hua Hong Semiconductor Ltd. (HKD) (c) (d) (e)	1,307,926
1,324,562	Sinotruk Hong Kong Ltd. (HKD)	3,252,639
		21,320,317
	Hungary — 2.3%
558,103	MOL Hungarian Oil & Gas PLC (HUF)	4,525,758
93,794	OTP Bank Nyrt (HUF)	4,316,877
34,984	Richter Gedeon Nyrt (HUF)	887,495
		9,730,130
	India — 8.9%
797,841	Ashok Leyland Ltd. (INR)	1,638,203
68,109	Axis Bank Ltd. (INR)	855,175
Shares	Description	Value

	India (Continued)
1,320,105	Bank of Baroda (INR)	$4,179,416
1,078,000	Bharat Heavy Electricals Ltd. (INR)	3,196,420
479,680	Federal Bank Ltd. (INR)	863,858
286,650	Hindalco Industries Ltd. (INR)	1,925,550
70,059	Larsen & Toubro Ltd. (INR)	3,161,717
862,665	NTPC Ltd. (INR)	3,473,312
1,121,223	Power Finance Corp., Ltd. (INR)	5,246,333
737,045	REC Ltd. (INR)	3,985,579
448,169	Tata Motors Ltd. (INR)	5,334,878
538,383	Tata Power Co (The) Ltd. (INR)	2,544,655
547,783	Tata Steel Ltd. (INR)	1,023,614
		37,428,710
	Indonesia — 3.2%
23,056,281	Adaro Energy Indonesia Tbk PT (IDR)	3,926,330
2,111,178	Astra International Tbk PT (IDR)	685,750
5,919,857	Indah Kiat Pulp & Paper Tbk PT (IDR)	3,575,063
5,951,133	Indofood Sukses Makmur Tbk PT (IDR)	2,392,840
1,860,824	United Tractors Tbk PT (IDR)	2,837,302
		13,417,285
	Malaysia — 3.6%
13,132,700	YTL Corp. Bhd (MYR)	7,241,992
9,737,300	YTL Power International Bhd (MYR)	7,776,673
		15,018,665
	Mexico — 5.6%
540,167	Coca-Cola Femsa S.A.B. de C.V. (MXN)	5,211,103
484,538	El Puerto de Liverpool S.A.B. de C.V., Series C1 (MXN)	4,203,148
2,543,342	Fibra Uno Administracion S.A. de C.V. (MXN)	4,223,987
232,913	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	3,021,165
148,521	Gruma S.A.B. de C.V., Class B (MXN)	2,775,572
347,254	Grupo Carso S.A.B. de C.V., Series A1 (MXN)	3,093,943
144,404	Grupo Comercial Chedraui S.A. de C.V. (MXN)	1,161,087
		23,690,005
	Netherlands — 1.0%
615,523	NEPI Rockcastle N.V. (ZAR)	4,250,814
	Poland — 4.9%
28,167	mBank S.A. (PLN) (e)	5,219,741
316,148	ORLEN S.A. (PLN)	5,151,068

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Poland (Continued)
1,485,022	PGE Polska Grupa Energetyczna S.A. (PLN) (e)	$2,677,598
213,800	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	3,176,249
358,867	Powszechny Zaklad Ubezpieczen S.A. (PLN)	4,385,324
		20,609,980
	Russia — 0.0%
76,383,797	Inter RAO UES PJSC (RUB) (e) (g) (h) (i)	0
11,679	Magnit PJSC (RUB) (e) (g) (h) (i)	0
4,142,443	Magnitogorsk Iron & Steel Works PJSC (RUB) (e) (g) (h) (i)	0
262,800,255	RusHydro PJSC (RUB) (e) (g) (h) (i)	0
403,137	Tatneft PJSC (RUB) (e) (g) (h) (i)	0
		0
	Singapore — 0.5%
243,736	BOC Aviation Ltd. (HKD) (c) (d)	1,877,791
	South Africa — 3.6%
68,074	Anglo American Platinum Ltd. (ZAR)	2,762,101
75,874	Bid Corp., Ltd. (ZAR)	1,850,020
58,726	Bidvest Group (The) Ltd. (ZAR)	751,935
147,073	Investec Ltd. (ZAR)	970,107
141,949	MTN Group Ltd. (ZAR)	702,550
323,617	Remgro Ltd. (ZAR)	2,086,424
975,727	Sanlam Ltd. (ZAR)	3,574,746
2,192,131	Sibanye Stillwater Ltd. (ZAR)	2,510,418
		15,208,301
	Taiwan — 10.7%
167,027	Accton Technology Corp. (TWD)	2,392,922
160,984	Asia Vital Components Co., Ltd. (TWD)	2,726,368
149,579	Asustek Computer, Inc. (TWD)	1,979,368
894,064	Compal Electronics, Inc. (TWD)	1,069,966
1,183,094	Evergreen Marine Corp. Taiwan Ltd. (TWD)	6,506,305
904,374	Fubon Financial Holding Co., Ltd. (TWD)	1,958,321
97,505	Gigabyte Technology Co., Ltd. (TWD)	953,616
1,680,474	Inventec Corp. (TWD)	3,071,781
225,908	Lite-On Technology Corp. (TWD)	748,238
Shares	Description	Value

	Taiwan (Continued)
458,418	Quanta Computer, Inc. (TWD)	$4,010,719
1,821,753	United Microelectronics Corp. (TWD)	2,960,025
2,273,106	Wan Hai Lines Ltd. (TWD)	3,125,179
1,081,685	Wistron Corp. (TWD)	4,072,775
73,439	Wiwynn Corp. (TWD)	5,025,432
3,019,555	Yang Ming Marine Transport Corp. (TWD)	4,160,869
		44,761,884
	Thailand — 0.7%
543,100	PTT Exploration & Production PCL (THB)	2,217,798
924,200	PTT PCL (THB)	848,529
		3,066,327
	Turkey — 15.2%
3,483,379	Akbank T.A.S. (TRY)	5,040,209
715,056	Arcelik A.S. (TRY)	3,295,444
571,342	Aselsan Elektronik Sanayi Ve Ticaret A.S. (TRY)	979,908
424,294	BIM Birlesik Magazalar A.S. (TRY)	4,612,961
132,466	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A.S. (TRY) (e)	2,523,903
295,297	Coca-Cola Icecek A.S. (TRY)	5,133,138
137,933	Ford Otomotiv Sanayi A.S. (TRY)	4,927,626
1,952,327	Haci Omer Sabanci Holding A.S. (TRY)	5,006,044
794,506	KOC Holding A.S. (TRY)	4,998,454
315,542	Tofas Turk Otomobil Fabrikasi A.S. (TRY)	2,662,009
480,637	Turk Hava Yollari AO (TRY) (e)	4,426,460
2,186,751	Turkcell Iletisim Hizmetleri A.S. (TRY)	4,626,398
11,320,191	Turkiye Is Bankasi A.S., Class C (TRY)	3,932,069
733,043	Turkiye Petrol Rafinerileri A.S. (TRY)	4,010,928
1,706,186	Turkiye Sise ve Cam Fabrikalari A.S. (TRY)	2,400,128
6,313,861	Yapi ve Kredi Bankasi A.S. (TRY)	5,370,507
		63,946,186
	Total Common Stocks	419,697,273
	(Cost $386,330,354)
MONEY MARKET FUNDS — 0.5%
2,345,028	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (j)	2,345,028
	(Cost $2,345,028)

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.6%
$351,087	Bank of America Corp., 5.32% (j), dated 03/28/24, due 04/01/24, with a maturity value of $351,295. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.50%, due 10/15/26 to 08/15/35. The value of the collateral including accrued interest is $358,109. (k)	$351,087
1,000,000	Citigroup, Inc., 5.32% (j), dated 03/28/24, due 04/01/24, with a maturity value of $1,000,591. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.75%, due 08/15/24 to 12/31/28. The value of the collateral including accrued interest is $1,020,000. (k)	1,000,000
1,000,000	Daiwa Capital Markets America, Inc., 5.35% (j), dated 03/28/24, due 04/01/24, with a maturity value of $1,000,594. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.13%, due 06/11/24 to 02/15/42. The value of the collateral including accrued interest is $1,020,000. (k)	1,000,000
	Total Repurchase Agreements	2,351,087
	(Cost $2,351,087)

	Total Investments — 100.9%	424,393,388
	(Cost $391,026,469)
	Net Other Assets and Liabilities — (0.9)%	(3,868,395)
	Net Assets — 100.0%	$420,524,993

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $2,138,036 and the total value of the collateral held by the Fund is $2,351,087.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2024, securities noted
as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of March 31, 2024.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
EGP	– Egyptian Pound
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PLN	– Polish Zloty
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Sector Allocation	% of Total Long-Term Investments
Financials	20.0%
Industrials	16.2
Energy	14.0
Utilities	10.1
Information Technology	9.9
Materials	9.6
Consumer Staples	7.4
Consumer Discretionary	6.6
Communication Services	2.7
Real Estate	2.7
Health Care	0.8
Total	100.0%

Currency Exposure Diversification	% of Total Investments
HKD	23.3%
TRY	15.1
TWD	11.5
INR	8.8
BRL	8.6
MXN	5.6
PLN	4.9
ZAR	4.6
CLP	4.5
MYR	3.5
IDR	3.2
USD	2.4
HUF	2.3
THB	0.7
EGP	0.5
COP	0.5
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$ —**	$ —	$ —	$ —**
Thailand	3,066,327	—	3,066,327	—
Other Country Categories*	416,630,946	416,630,946	—	—
Money Market Funds	2,345,028	2,345,028	—	—
Repurchase Agreements	2,351,087	—	2,351,087	—
Total Investments	$424,393,388	$418,975,974	$5,417,414	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 100.0%
	Aerospace & Defense — 7.2%
1,539	Rheinmetall AG (EUR)	$865,045
	Air Freight & Logistics — 1.4%
3,941	DHL Group (EUR)	169,709
	Automobile Components — 7.0%
5,745	Continental AG (EUR)	414,647
63,192	Schaeffler AG (Preference Shares) (EUR)	426,093
		840,740
	Automobiles — 17.4%
4,385	Bayerische Motoren Werke AG (EUR)	506,003
7,065	Mercedes-Benz Group AG (EUR)	562,587
9,542	Porsche Automobil Holding SE (Preference Shares) (EUR)	505,662
3,953	Volkswagen AG (Preference Shares) (EUR)	523,877
		2,098,129
	Banks — 1.9%
16,430	Commerzbank AG (EUR)	225,646
	Capital Markets — 4.7%
35,745	Deutsche Bank AG (EUR)	562,335
	Chemicals — 2.9%
3,093	Wacker Chemie AG (EUR)	348,872
	Construction & Engineering — 4.3%
4,407	HOCHTIEF AG (EUR)	512,060
	Construction Materials — 3.0%
3,276	Heidelberg Materials AG (EUR)	360,324
	Diversified Telecommunication Services — 6.1%
16,256	Deutsche Telekom AG (EUR)	394,602
15,345	United Internet AG (EUR)	345,337
		739,939
	Entertainment — 1.0%
1,413	CTS Eventim AG & Co. KGaA (EUR)	125,689
	Ground Transportation — 0.7%
873	Sixt SE (EUR)	87,073
Shares	Description	Value

	Health Care Providers & Services — 2.2%
4,657	Fresenius Medical Care AG (EUR)	$179,113
3,149	Fresenius SE & Co. KGaA (EUR)	84,933
		264,046
	Independent Power and Renewable Electricity Producers — 1.8%
6,440	RWE AG (EUR)	218,578
	Industrial Conglomerates — 2.5%
1,561	Siemens AG (EUR)	298,017
	Insurance — 3.6%
5,469	Talanx AG (EUR)	433,078
	IT Services — 2.6%
5,841	Bechtle AG (EUR)	308,652
	Life Sciences Tools & Services — 0.5%
4,154	Evotec SE (EUR) (b)	64,848
	Machinery — 8.7%
5,196	Daimler Truck Holding AG (EUR)	263,245
2,345	GEA Group AG (EUR)	99,147
6,857	KION Group AG (EUR)	360,860
790	Krones AG (EUR)	104,576
253	Rational AG (EUR)	218,087
		1,045,915
	Metals & Mining — 1.9%
42,010	thyssenkrupp AG (EUR)	225,435
	Passenger Airlines — 2.9%
43,931	Deutsche Lufthansa AG (EUR) (b)	345,084
	Personal Care Products — 0.8%
651	Beiersdorf AG (EUR)	94,780
	Real Estate Management & Development — 4.9%
142,852	Aroundtown S.A. (EUR) (b)	301,297
3,343	LEG Immobilien SE (EUR) (b)	287,014
		588,311
	Semiconductors & Semiconductor Equipment — 2.8%
6,859	AIXTRON SE (EUR)	181,297
4,677	Infineon Technologies AG (EUR)	159,018
		340,315

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Software — 2.9%
2,253	Nemetschek SE (EUR)	$222,940
633	SAP SE (EUR)	123,239
		346,179
	Trading Companies & Distributors — 1.5%
2,124	Brenntag SE (EUR)	178,919
	Transportation Infrastructure — 2.8%
6,457	Fraport AG Frankfurt Airport Services Worldwide (EUR) (b)	340,366

	Total Investments — 100.0%	12,028,084
	(Cost $11,981,447)
	Net Other Assets and Liabilities — 0.0%	2,924
	Net Assets — 100.0%	$12,031,008

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro

Country Allocation†	% of Net Assets
Germany	97.5%
Luxembourg	2.5
Total Investments	100.0
Net Other Assets and Liabilities	0.0††
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
EUR	100.0%
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,028,084	$ 12,028,084	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.3%
	Aerospace & Defense — 5.6%
56,908	BAE Systems PLC (GBP)	$969,296
74,252	Melrose Industries PLC (GBP)	630,716
351,441	Rolls-Royce Holdings PLC (GBP) (b)	1,892,716
		3,492,728
	Banks — 7.6%
547,936	Barclays PLC (GBP)	1,266,968
99,443	HSBC Holdings PLC (GBP)	776,918
1,324,590	Lloyds Banking Group PLC (GBP)	865,339
384,054	NatWest Group PLC (GBP)	1,286,966
63,202	Standard Chartered PLC (GBP)	535,578
		4,731,769
	Beverages — 0.5%
9,139	Coca-Cola HBC AG (GBP)	288,715
	Broadline Retail — 1.5%
7,785	Next PLC (GBP)	907,120
	Capital Markets — 5.8%
43,505	3i Group PLC (GBP)	1,542,415
28,699	Hargreaves Lansdown PLC (GBP)	266,597
37,605	Intermediate Capital Group PLC (GBP)	974,892
79,223	Investec PLC (GBP)	531,553
2,278	London Stock Exchange Group PLC (GBP)	272,854
		3,588,311
	Chemicals — 0.9%
24,820	Johnson Matthey PLC (GBP)	560,431
	Consumer Staples Distribution & Retail — 5.5%
278,459	J Sainsbury PLC (GBP)	950,338
386,663	Marks & Spencer Group PLC (GBP)	1,293,757
55,552	Ocado Group PLC (GBP) (b)	319,093
217,542	Tesco PLC (GBP)	814,375
		3,377,563
	Containers & Packaging — 3.7%
274,200	DS Smith PLC (GBP)	1,372,904
20,255	Smurfit Kappa Group PLC (GBP)	925,446
		2,298,350
	Diversified Consumer Services — 0.9%
43,695	Pearson PLC (GBP)	574,658
Shares	Description	Value

	Diversified REITs — 1.2%
105,432	British Land (The) Co., PLC (GBP)	$525,896
29,888	Land Securities Group PLC (GBP)	248,293
		774,189
	Diversified Telecommunication Services — 1.9%
852,160	BT Group PLC (GBP)	1,179,343
	Electronic Equipment, Instruments & Components — 0.8%
9,223	Halma PLC (GBP)	275,654
5,574	Spectris PLC (GBP)	232,655
		508,309
	Financial Services — 3.5%
378,874	M&G PLC (GBP)	1,054,420
96,409	Wise PLC, Class A (GBP) (b)	1,129,943
		2,184,363
	Food Products — 2.3%
44,498	Associated British Foods PLC (GBP)	1,402,954
	Hotels, Restaurants & Leisure — 4.7%
80,219	Carnival PLC (GBP) (b)	1,184,099
11,885	InterContinental Hotels Group PLC (GBP)	1,236,352
11,524	Whitbread PLC (GBP)	482,021
		2,902,472
	Household Durables — 7.4%
149,771	Barratt Developments PLC (GBP)	899,042
32,812	Bellway PLC (GBP)	1,103,258
13,480	Berkeley Group Holdings PLC (GBP)	809,515
45,498	Persimmon PLC (GBP)	755,716
573,013	Taylor Wimpey PLC (GBP)	991,183
		4,558,714
	Industrial Conglomerates — 2.5%
18,228	DCC PLC (GBP)	1,325,171
11,945	Smiths Group PLC (GBP)	247,478
		1,572,649
	Industrial REITs — 0.8%
23,765	Segro PLC (GBP)	271,094
124,721	Tritax Big Box REIT PLC (GBP)	247,459
		518,553

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Insurance — 1.0%
40,355	Beazley PLC (GBP)	$338,966
19,986	Hiscox Ltd. (GBP)	312,793
		651,759
	Interactive Media & Services — 0.8%
58,402	Auto Trader Group PLC (GBP) (c) (d)	516,131
	IT Services — 1.7%
30,179	Computacenter PLC (GBP)	1,026,916
	Machinery — 0.5%
12,509	IMI PLC (GBP)	286,556
	Metals & Mining — 5.8%
32,070	Anglo American PLC (GBP)	790,032
37,628	Antofagasta PLC (GBP)	968,364
153,120	Evraz PLC (GBP) (b) (e) (f) (g)	0
70,880	Fresnillo PLC (GBP)	420,378
178,482	Glencore PLC (GBP)	980,603
7,211	Rio Tinto PLC (GBP)	456,615
		3,615,992
	Multi-Utilities — 4.1%
748,858	Centrica PLC (GBP)	1,206,509
99,553	National Grid PLC (GBP)	1,339,436
		2,545,945
	Oil, Gas & Consumable Fuels — 4.5%
225,950	BP PLC (GBP)	1,413,649
40,960	Shell PLC (GBP)	1,357,062
		2,770,711
	Paper & Forest Products — 1.6%
54,697	Mondi PLC (GBP)	963,393
	Passenger Airlines — 3.4%
206,523	easyJet PLC (GBP)	1,487,862
271,811	International Consolidated Airlines Group S.A. (GBP) (b)	606,369
		2,094,231
	Pharmaceuticals — 1.0%
29,051	GSK PLC (GBP)	626,487
	Professional Services — 0.9%
13,546	RELX PLC (GBP)	585,403
	Software — 1.4%
53,898	Sage Group (The) PLC (GBP)	860,885
	Specialty Retail — 5.1%
115,681	Frasers Group PLC (GBP) (b)	1,184,113
507,753	JD Sports Fashion PLC (GBP)	861,956
346,328	Kingfisher PLC (GBP)	1,090,171
		3,136,240
Shares	Description	Value

	Textiles, Apparel & Luxury Goods — 1.1%
44,630	Burberry Group PLC (GBP)	$683,279
	Tobacco — 3.5%
45,884	British American Tobacco PLC (GBP)	1,393,373
34,983	Imperial Brands PLC (GBP)	781,521
		2,174,894
	Trading Companies & Distributors — 3.6%
3,865	Ashtead Group PLC (GBP)	275,130
6,604	Bunzl PLC (GBP)	254,058
11,762	Diploma PLC (GBP)	552,545
77,675	Howden Joinery Group PLC (GBP)	889,003
25,702	RS GROUP PLC (GBP)	235,772
		2,206,508
	Wireless Telecommunication Services — 2.2%
1,536,273	Vodafone Group PLC (GBP)	1,366,222
	Total Common Stocks	61,532,743
	(Cost $59,062,314)
MONEY MARKET FUNDS — 0.1%
43,362	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (h)	43,362
	(Cost $43,362)

	Total Investments — 99.4%	61,576,105
	(Cost $59,105,676)
	Net Other Assets and Liabilities — 0.6%	359,645
	Net Assets — 100.0%	$61,935,750

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2024, securities noted
as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	Rate shown reflects yield as of March 31, 2024.

Abbreviations throughout the Portfolio of Investments:
GBP	– British Pound Sterling
REITs	– Real Estate Investment Trusts
USD	– United States Dollar

Country Allocation†	% of Net Assets
United Kingdom	92.2%
Ireland	3.6
Jersey	1.6
Spain	1.0
Bermuda	0.5
Switzerland	0.4
United States	0.1
Total Investments	99.4
Net Other Assets and Liabilities	0.6
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
GBP	99.9%
USD	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Metals & Mining	$ 3,615,992	$ 3,615,992	$ —	$ —**
Other Industry Categories*	57,916,751	57,916,751	—	—
Money Market Funds	43,362	43,362	—	—
Total Investments	$61,576,105	$61,576,105	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 102.1%
	Automobiles — 12.3%
35,681	Bajaj Auto Ltd. (INR)	$3,913,733
80,026	Eicher Motors Ltd. (INR)	3,856,581
68,141	Hero MotoCorp Ltd. (INR)	3,858,185
169,882	Mahindra & Mahindra Ltd. (INR)	3,913,585
25,870	Maruti Suzuki India Ltd. (INR)	3,908,409
325,755	Tata Motors Ltd. (INR)	3,877,696
		23,328,189
	Banks — 12.2%
308,889	Axis Bank Ltd. (INR)	3,878,404
221,211	HDFC Bank Ltd. (INR)	3,840,309
292,740	ICICI Bank Ltd. (INR)	3,837,446
211,080	IndusInd Bank Ltd. (INR)	3,930,425
179,675	Kotak Mahindra Bank Ltd. (INR)	3,846,524
427,447	State Bank of India (INR)	3,855,877
		23,188,985
	Chemicals — 2.0%
112,326	Asian Paints Ltd. (INR)	3,833,986
	Construction & Engineering — 2.1%
88,223	Larsen & Toubro Ltd. (INR)	3,981,446
	Construction Materials — 4.1%
143,543	Grasim Industries Ltd. (INR)	3,936,644
32,967	UltraTech Cement Ltd. (INR)	3,853,604
		7,790,248
	Consumer Finance — 4.2%
47,209	Bajaj Finance Ltd. (INR)	4,101,088
136,944	Shriram Finance Ltd. (INR)	3,875,366
		7,976,454
	Electric Utilities — 2.0%
1,157,479	Power Grid Corp. of India Ltd. (INR)	3,842,882
	Financial Services — 2.1%
201,049	Bajaj Finserv Ltd. (INR)	3,962,644
	Food Products — 6.1%
65,606	Britannia Industries Ltd. (INR)	3,863,283
124,028	Nestle India Ltd. (INR)	3,899,701
284,279	Tata Consumer Products Ltd. (INR)	3,736,419
		11,499,403
	Health Care Providers & Services — 2.0%
50,060	Apollo Hospitals Enterprise Ltd. (INR)	3,815,490
Shares	Description	Value

	Independent Power and Renewable Electricity Producers — 2.1%
982,832	NTPC Ltd. (INR)	$3,957,135
	Insurance — 4.1%
511,621	HDFC Life Insurance Co., Ltd. (INR) (b) (c)	3,885,197
212,627	SBI Life Insurance Co., Ltd. (INR) (b) (c)	3,824,749
		7,709,946
	IT Services — 12.0%
204,882	HCL Technologies Ltd. (INR)	3,791,800
211,535	Infosys Ltd. (INR)	3,799,527
63,771	LTIMindtree Ltd. (INR) (b) (c)	3,775,986
81,612	Tata Consultancy Services Ltd. (INR)	3,793,083
252,782	Tech Mahindra Ltd. (INR)	3,782,827
655,255	Wipro Ltd. (INR)	3,771,924
		22,715,147
	Life Sciences Tools & Services — 2.0%
93,015	Divi’s Laboratories Ltd. (INR)	3,842,386
	Metals & Mining — 6.2%
582,702	Hindalco Industries Ltd. (INR)	3,914,257
386,972	JSW Steel Ltd. (INR)	3,851,973
2,102,600	Tata Steel Ltd. (INR)	3,929,021
		11,695,251
	Oil, Gas & Consumable Fuels — 8.2%
538,419	Bharat Petroleum Corp., Ltd. (INR)	3,888,896
738,916	Coal India Ltd. (INR)	3,845,969
1,212,440	Oil & Natural Gas Corp., Ltd. (INR)	3,896,700
109,680	Reliance Industries Ltd. (INR)	3,907,989
		15,539,554
	Personal Care Products — 2.0%
141,444	Hindustan Unilever Ltd. (INR)	3,840,157
	Pharmaceuticals — 6.1%
215,477	Cipla Ltd. (INR)	3,867,489
51,453	Dr. Reddy’s Laboratories Ltd. (INR)	3,798,956
198,381	Sun Pharmaceutical Industries Ltd. (INR)	3,854,637
		11,521,082
	Textiles, Apparel & Luxury Goods — 2.1%
86,108	Titan Co., Ltd. (INR)	3,925,127
	Tobacco — 2.0%
744,691	ITC Ltd. (INR)	3,824,686

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Trading Companies & Distributors — 2.1%
102,704	Adani Enterprises Ltd. (INR)	$3,936,992
	Transportation Infrastructure — 2.1%
249,044	Adani Ports & Special Economic Zone Ltd. (INR)	4,006,831
	Wireless Telecommunication Services — 2.0%
258,211	Bharti Airtel Ltd. (INR)	3,803,699

	Total Investments — 102.1%	193,537,720
	(Cost $153,573,225)
	Net Other Assets and Liabilities — (2.1)%	(3,947,229)
	Net Assets — 100.0%	$189,590,491

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
INR	– Indian Rupee

Country Allocation†	% of Net Assets
India	102.1%
Total Investments	102.1
Net Other Assets and Liabilities	(2.1)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
INR	100.0%
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 193,537,720	$ 193,537,720	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 98.5%
	Banks — 3.0%
22,277	Banque Cantonale Vaudoise (CHF)	$2,588,712
	Capital Markets — 12.4%
279,749	EFG International AG (CHF)	3,492,791
51,263	Julius Baer Group Ltd. (CHF)	2,960,334
498	Partners Group Holding AG (CHF)	711,231
115,758	UBS Group AG (CHF)	3,560,600
		10,724,956
	Chemicals — 4.1%
347	Givaudan S.A. (CHF)	1,545,215
6,623	Sika AG (CHF)	1,972,543
		3,517,758
	Construction Materials — 4.8%
45,763	Holcim AG (CHF)	4,143,712
	Diversified Telecommunication Services — 3.4%
4,777	Swisscom AG (CHF)	2,920,705
	Electric Utilities — 3.6%
20,209	BKW AG (CHF)	3,101,320
	Electrical Equipment — 4.4%
81,000	ABB Ltd. (CHF)	3,762,366
	Food Products — 4.5%
852	Barry Callebaut AG (CHF)	1,236,645
2,653	Emmi AG (CHF)	2,632,849
		3,869,494
	Health Care Equipment & Supplies — 5.8%
6,606	Sonova Holding AG (CHF)	1,912,543
4,456	Straumann Holding AG (CHF)	711,497
5,983	Ypsomed Holding AG (CHF)	2,391,608
		5,015,648
	Health Care Providers & Services — 3.2%
33,224	Galenica AG (CHF) (b) (c)	2,770,355
	Insurance — 6.8%
4,585	Baloise Holding AG (CHF)	718,368
15,641	Helvetia Holding AG (CHF)	2,155,765
1,035	Swiss Life Holding AG (CHF)	725,539
6,390	Swiss Re AG (CHF)	821,556
2,749	Zurich Insurance Group AG (CHF)	1,482,329
		5,903,557
Shares	Description	Value

	Life Sciences Tools & Services — 5.7%
3,417	Lonza Group AG (CHF)	$2,046,752
2,812	Siegfried Holding AG (CHF)	2,871,711
		4,918,463
	Machinery — 15.5%
8,554	Bucher Industries AG (CHF)	3,763,627
3,096	Daetwyler Holding AG (CHF)	638,527
29,669	Georg Fischer AG (CHF)	2,200,872
5,747	Schindler Holding AG (CHF)	1,447,185
23,196	SFS Group AG (CHF)	3,050,447
4,301	VAT Group AG (CHF) (b) (c)	2,228,594
		13,329,252
	Pharmaceuticals — 4.6%
7,120	Novartis AG (CHF)	689,776
4,943	Roche Holding AG (CHF)	1,258,976
66,991	Sandoz Group AG (CHF) (d)	2,021,206
		3,969,958
	Professional Services — 3.4%
73,208	Adecco Group AG (CHF)	2,894,713
	Real Estate Management & Development — 0.8%
5,138	PSP Swiss Property AG (CHF)	673,406
	Software — 1.3%
15,450	Temenos AG (CHF)	1,104,636
	Specialty Retail — 1.8%
36,533	Avolta AG (CHF) (d)	1,520,301
	Technology Hardware, Storage & Peripherals — 3.1%
30,304	Logitech International S.A. (CHF)	2,713,701
	Textiles, Apparel & Luxury Goods — 3.6%
13,217	Swatch Group (The) AG (CHF)	3,068,847
	Transportation Infrastructure — 2.7%
10,323	Flughafen Zurich AG (CHF)	2,341,948
	Total Common Stocks	84,853,808
	(Cost $77,997,731)
MONEY MARKET FUNDS — 0.1%
81,492	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (e)	81,492
	(Cost $81,492)

	Total Investments — 98.6%	84,935,300
	(Cost $78,079,223)
	Net Other Assets and Liabilities — 1.4%	1,233,302
	Net Assets — 100.0%	$86,168,602

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Non-income producing security.
(e)	Rate shown reflects yield as of March 31, 2024.

Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
USD	– United States Dollar

Country Allocation†	% of Net Assets
Switzerland	98.5%
United States	0.1
Total Investments	98.6
Net Other Assets and Liabilities	1.4
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
CHF	99.9%
USD	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 84,853,808	$ 84,853,808	$ —	$ —
Money Market Funds	81,492	81,492	—	—
Total Investments	$84,935,300	$84,935,300	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.0%
	Australia — 3.7%
17,925	Beach Energy Ltd. (AUD)	$21,434
2,210	Boral Ltd. (AUD) (c)	8,814
46,585	Firefinch Ltd. (AUD) (c) (d) (e) (f) (g)	1,821
4,288	GrainCorp Ltd., Class A (AUD)	23,025
1,671	GUD Holdings Ltd. (AUD)	12,849
11,274	Helia Group Ltd. (AUD)	28,725
1,281	Iluka Resources Ltd. (AUD)	6,019
2,963	Inghams Group Ltd. (AUD)	6,932
11,178	Karoon Energy Ltd. (AUD) (c)	15,734
1,671	Megaport Ltd. (AUD) (c)	16,323
1,580	New Hope Corp., Ltd. (AUD)	4,788
27,220	Perenti Ltd. (AUD)	17,383
23,828	Perseus Mining Ltd. (AUD)	33,384
113,613	Resolute Mining Ltd. (AUD) (c)	31,835
13,356	Stanmore Resources Ltd. (AUD)	28,025
863	Telix Pharmaceuticals Ltd. (AUD) (c)	7,249
63,709	West African Resources Ltd. (AUD) (c)	49,819
		314,159
	Austria — 0.5%
651	Kontron AG (EUR)	14,356
745	Wienerberger AG (EUR)	27,134
		41,490
	Belgium — 0.3%
2,313	bpost S.A. (EUR)	8,644
2,328	Proximus SADP (EUR)	18,832
		27,476
	Bermuda — 1.9%
2,501	BW LPG Ltd. (NOK) (h) (i)	27,875
32,000	First Pacific Co., Ltd. (HKD)	16,108
2,394	Golden Ocean Group Ltd. (NOK)	30,144
4,045	Hafnia Ltd. (NOK)	27,814
2,000	Luk Fook Holdings International Ltd. (HKD)	5,481
109,334	Pacific Basin Shipping Ltd. (HKD)	31,570
651	Stolt-Nielsen Ltd. (NOK)	23,986
		162,978
	Canada — 9.0%
2,767	Advantage Energy Ltd. (CAD) (c)	20,182
5,897	Athabasca Oil Corp. (CAD) (c)	22,769
4,419	Birchcliff Energy Ltd. (CAD)	17,421
257	Boardwalk Real Estate Investment Trust (CAD)	14,814
305	Canadian Western Bank (CAD)	6,350
3,466	Cardinal Energy Ltd. (CAD)	18,116
Shares	Description	Value

	Canada (Continued)
700	Cascades, Inc. (CAD)	$5,111
1,286	Celestica, Inc. (CAD) (c)	57,780
3,175	Chemtrade Logistics Income Fund (CAD) (e)	19,900
273	Cogeco Communications, Inc. (CAD)	12,109
7,333	Crew Energy, Inc. (CAD) (c)	25,173
769	Energy Fuels, Inc. (CAD) (c)	4,809
455	EQB, Inc. (CAD)	28,535
392	Linamar Corp. (CAD)	20,837
2,734	Martinrea International, Inc. (CAD)	24,544
1,279	Mullen Group Ltd. (CAD)	13,710
1,329	NFI Group, Inc. (CAD) (c)	12,627
1,162	North American Construction Group Ltd. (CAD)	25,838
1,973	NuVista Energy Ltd. (CAD) (c)	17,304
3,824	Obsidian Energy Ltd. (CAD) (c)	31,562
9,643	OceanaGold Corp. (CAD)	21,784
17,379	Osisko Mining, Inc. (CAD) (c)	35,668
798	Paramount Resources Ltd., Class A (CAD)	16,195
1,679	Parex Resources, Inc. (CAD)	26,823
1,874	Peyto Exploration & Development Corp. (CAD) (e)	20,655
470	Precision Drilling Corp. (CAD) (c)	31,620
4,585	Secure Energy Services, Inc. (CAD)	37,742
6,334	Spartan Delta Corp. (CAD)	17,722
4,617	Surge Energy, Inc. (CAD)	26,280
4,402	Tamarack Valley Energy Ltd. (CAD)	12,479
3,029	Torex Gold Resources, Inc. (CAD) (c)	44,589
1,504	Transcontinental, Inc., Class A (CAD)	16,333
9,194	Trican Well Service Ltd. (CAD)	28,168
2,152	Vermilion Energy, Inc. (CAD)	26,754
		762,303
	Cayman Islands — 1.1%
190,500	JS Global Lifestyle Co., Ltd. (HKD) (e) (h) (i)	35,048
8,973	Shelf Drilling Ltd. (NOK) (c) (h) (i)	20,993
32,000	United Laboratories International Holdings (The) Ltd. (HKD)	36,633
		92,674
	Denmark — 0.4%
453	D/S Norden A/S (DKK)	18,438

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Denmark (Continued)
383	DFDS A/S (DKK)	$11,101
140	FLSmidth & Co. A/S (DKK)	6,970
		36,509
	Finland — 0.5%
407	Kemira Oyj (EUR)	7,693
7,534	Outokumpu Oyj (EUR)	32,756
		40,449
	France — 0.9%
26,681	CGG S.A. (EUR) (c)	11,566
1,052	Clariane SE (EUR) (e)	1,673
4,274	Eutelsat Communications SACA (EUR) (c) (e)	18,647
858	Nexity S.A. (EUR)	8,770
2,473	Television Francaise 1 S.A. (EUR)	22,598
519	Vallourec SACA (EUR) (c)	9,631
		72,885
	Germany — 2.5%
5,716	Deutz AG (EUR)	36,291
1,738	K+S AG (EUR)	27,113
1,243	LANXESS AG (EUR)	33,271
1,287	Northern Data AG (EUR) (c) (e)	37,281
491	SAF-Holland SE (EUR)	10,006
1,191	Salzgitter AG (EUR)	31,095
74	Siltronic AG (EUR)	6,563
426	Suedzucker AG (EUR)	6,108
1,207	TAG Immobilien AG (EUR) (c)	16,505
78	Vitesco Technologies Group AG (EUR) (c)	5,415
		209,648
	Gibraltar — 0.2%
15,514	888 Holdings PLC (GBP) (c)	17,329
	Greece — 0.2%
3,231	FF Group (EUR) (c) (d) (f) (g)	0
501	Motor Oil Hellas Corinth Refineries S.A. (EUR)	14,929
		14,929
	Guernsey — 0.2%
920	Burford Capital Ltd. (GBP)	14,433
	Ireland — 0.1%
1,493	Dalata Hotel Group PLC (EUR)	7,256
	Israel — 1.2%
3,074	Delek Automotive Systems Ltd. (ILS)	18,711
99	Israel Corp., Ltd. (ILS) (c)	26,925
95,619	Oil Refineries Ltd. (ILS)	31,727
Shares	Description	Value

	Israel (Continued)
378	Plus500 Ltd. (GBP)	$8,612
517	Tower Semiconductor Ltd. (ILS) (c)	16,929
		102,904
	Italy — 1.0%
366	Banca IFIS S.p.A. (EUR)	7,167
4,900	Banca Popolare di Sondrio S.p.A. (EUR)	36,687
3,070	Maire Tecnimont S.p.A. (EUR)	24,062
8,814	Saras S.p.A. (EUR)	16,850
		84,766
	Japan — 42.7%
300	77 Bank (The) Ltd. (JPY)	7,977
1,200	Aichi Steel Corp. (JPY)	30,480
3,500	Aisan Industry Co., Ltd. (JPY)	38,819
1,500	Alfresa Holdings Corp. (JPY)	21,730
1,500	Alpen Co., Ltd. (JPY)	19,887
1,900	AOKI Holdings, Inc. (JPY)	14,020
2,800	Aoyama Trading Co., Ltd. (JPY)	30,963
1,000	Arata Corp. (JPY)	21,205
500	ASAHI YUKIZAI Corp. (JPY)	17,307
500	Bank of Nagoya (The) Ltd. (JPY)	21,370
300	BML, Inc. (JPY)	5,763
1,600	Central Glass Co., Ltd. (JPY)	30,091
2,100	Chugoku Electric Power (The) Co., Inc. (JPY)	15,787
2,100	Chugoku Marine Paints Ltd. (JPY)	30,755
2,100	Citizen Watch Co., Ltd. (JPY)	13,775
1,000	Coca-Cola Bottlers Japan Holdings, Inc. (JPY)	14,728
800	Colowide Co., Ltd. (JPY)	11,338
400	Cosmo Energy Holdings Co., Ltd. (JPY)	20,008
800	Daicel Corp. (JPY)	7,872
1,500	Daido Steel Co., Ltd. (JPY) (e)	17,326
100	Daikokutenbussan Co., Ltd. (JPY)	6,375
500	Daishi Hokuetsu Financial Group, Inc. (JPY)	14,665
1,300	Daiwabo Holdings Co., Ltd. (JPY)	21,675
400	Doutor Nichires Holdings Co., Ltd. (JPY)	5,425
600	Eagle Industry Co., Ltd. (JPY)	7,218
1,600	Electric Power Development Co., Ltd. (JPY)	26,207
400	Enplas Corp. (JPY) (e)	19,104
1,100	Exedy Corp. (JPY)	21,981
600	EXEO Group, Inc. (JPY)	6,354
2,000	FCC Co., Ltd. (JPY)	29,000

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
1,300	Ferrotec Holdings Corp. (JPY)	$25,170
600	Fuji Media Holdings, Inc. (JPY)	7,249
800	Fujikura Ltd. (JPY)	11,785
6,200	Futaba Industrial Co., Ltd. (JPY)	48,042
700	Genky DrugStores Co., Ltd. (JPY)	30,149
2,000	Geo Holdings Corp. (JPY)	25,063
1,900	GNI Group Ltd. (JPY) (c)	37,716
800	Godo Steel Ltd. (JPY)	30,176
4,800	Gree, Inc. (JPY)	15,252
2,100	G-Tekt Corp. (JPY)	29,326
5,400	Gunma Bank (The) Ltd. (JPY)	30,535
2,600	H2O Retailing Corp. (JPY)	33,165
3,400	Hachijuni Bank (The) Ltd. (JPY)	22,876
200	Hanwa Co., Ltd. (JPY)	7,782
2,400	Hazama Ando Corp. (JPY)	18,644
1,000	Hirogin Holdings, Inc. (JPY)	7,154
200	Hisamitsu Pharmaceutical Co., Inc. (JPY)	5,170
7,200	Hokkaido Electric Power Co., Inc. (JPY)	39,206
2,600	Hokuetsu Corp. (JPY) (e)	31,809
5,900	Hokuriku Electric Power Co. (JPY)	31,215
1,000	Hosiden Corp. (JPY)	12,677
1,800	Hyakugo Bank (The) Ltd. (JPY)	7,598
3,600	Iino Kaiun Kaisha Ltd. (JPY)	29,893
1,800	INFRONEER Holdings, Inc. (JPY)	17,218
1,300	Itochu Enex Co., Ltd. (JPY)	13,371
200	Itoham Yonekyu Holdings, Inc. (JPY)	5,245
100	Iwatani Corp. (JPY)	5,379
2,000	J Trust Co., Ltd. (JPY)	5,813
2,900	JAFCO Group Co., Ltd. (JPY)	35,776
800	Japan Petroleum Exploration Co., Ltd. (JPY)	36,147
2,000	Japan Securities Finance Co., Ltd. (JPY)	21,998
2,700	JTEKT Corp. (JPY)	25,389
6,900	JVCKenwood Corp. (JPY)	42,299
1,400	K&O Energy Group, Inc. (JPY)	29,409
300	Kaga Electronics Co., Ltd. (JPY)	12,703
2,700	Kandenko Co., Ltd. (JPY)	30,731
900	Kanematsu Corp. (JPY)	15,309
900	Kitz Corp. (JPY)	8,050
500	Konoike Transport Co., Ltd. (JPY)	6,982
400	Kotobuki Spirits Co., Ltd. (JPY)	5,010
1,600	Krosaki Harima Corp. (JPY)	37,046
Shares	Description	Value

	Japan (Continued)
900	Kumiai Chemical Industry Co., Ltd. (JPY)	$4,905
300	Kureha Corp. (JPY)	5,398
800	KYB Corp. (JPY)	27,058
1,900	Kyoei Steel Ltd. (JPY)	29,558
600	Kyudenko Corp. (JPY)	24,816
2,900	Kyushu Electric Power Co., Inc. (JPY)	25,958
500	Life Corp. (JPY)	12,799
700	Macnica Holdings, Inc. (JPY)	34,107
600	Makino Milling Machine Co., Ltd. (JPY)	24,851
400	Maruha Nichiro Corp. (JPY)	7,812
4,600	Mebuki Financial Group, Inc. (JPY)	15,069
800	Megmilk Snow Brand Co., Ltd. (JPY)	14,184
900	Mitsubishi Gas Chemical Co., Inc. (JPY)	15,048
3,500	Mitsubishi Logisnext Co., Ltd. (JPY)	42,311
900	Mitsui DM Sugar Holdings Co., Ltd. (JPY)	18,490
1,000	Mizuno Corp. (JPY)	41,617
300	Morinaga & Co., Ltd. (JPY)	5,141
1,700	Morinaga Milk Industry Co., Ltd. (JPY)	34,734
700	Musashino Bank (The) Ltd. (JPY)	13,512
500	Nachi-Fujikoshi Corp. (JPY)	11,412
1,600	NHK Spring Co., Ltd. (JPY)	15,844
3,700	Nikkiso Co., Ltd. (JPY)	30,161
1,300	Nippn Corp. (JPY)	19,923
2,800	Nippon Paper Industries Co., Ltd. (JPY)	21,622
4,000	Nippon Seiki Co., Ltd. (JPY)	40,349
5,800	Nippon Sheet Glass Co., Ltd. (JPY) (c)	19,770
800	Nippon Shokubai Co., Ltd. (JPY)	7,798
1,000	Nippon Yakin Kogyo Co., Ltd. (JPY) (e)	31,774
2,200	Nishi-Nippon Financial Holdings, Inc. (JPY)	27,453
500	Nishio Holdings Co., Ltd. (JPY)	12,749
900	Nisshin Oillio Group (The) Ltd. (JPY)	30,143
800	Nisshinbo Holdings, Inc. (JPY)	6,413
2,600	Nissui Corp. (JPY)	16,274
600	Nittetsu Mining Co., Ltd. (JPY)	19,302
2,200	Nojima Corp. (JPY)	24,459
600	Noritake Co., Ltd. (JPY)	16,647

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
300	Noritsu Koki Co., Ltd. (JPY)	$6,292
1,200	NS United Kaiun Kaisha Ltd. (JPY)	37,376
1,300	Okamura Corp. (JPY)	19,099
1,900	Oki Electric Industry Co., Ltd. (JPY)	14,459
200	Okumura Corp. (JPY)	6,632
7,200	Onward Holdings Co., Ltd. (JPY)	25,446
2,000	Pacific Industrial Co., Ltd. (JPY)	22,103
2,100	Penta-Ocean Construction Co., Ltd. (JPY)	10,517
6,800	Press Kogyo Co., Ltd. (JPY)	31,579
1,500	Pressance Corp. (JPY)	17,509
500	Qol Holdings Co., Ltd. (JPY)	5,717
1,800	Rengo Co., Ltd. (JPY)	13,704
1,600	Ryobi Ltd. (JPY)	31,645
600	Ryosan Co., Ltd. (JPY) (f)	19,501
800	Saizeriya Co., Ltd. (JPY)	27,269
700	Sakata INX Corp. (JPY)	7,260
1,300	Sangetsu Corp. (JPY)	28,339
1,400	Sankyo Co., Ltd. (JPY)	15,273
1,400	Sanwa Holdings Corp. (JPY)	24,351
400	Sanyo Denki Co., Ltd. (JPY)	18,629
600	Sanyo Special Steel Co., Ltd. (JPY)	8,819
600	Sapporo Holdings Ltd. (JPY)	23,880
3,700	Shikoku Electric Power Co., Inc. (JPY)	28,829
3,100	Shinagawa Refractories Co., Ltd. (JPY)	38,806
4,600	Shizuoka Gas Co., Ltd. (JPY)	28,716
1,500	Star Micronics Co., Ltd. (JPY)	18,311
4,200	Sumitomo Riko Co., Ltd. (JPY)	37,011
2,300	Sumitomo Rubber Industries Ltd. (JPY)	28,230
1,300	Sun Frontier Fudousan Co., Ltd. (JPY)	16,007
800	Suzuken Co., Ltd. (JPY)	24,347
400	SWCC Corp. (JPY)	9,975
200	Taikisha Ltd. (JPY)	6,223
1,000	Takasago Thermal Engineering Co., Ltd. (JPY)	31,741
800	Takeuchi Manufacturing Co., Ltd. (JPY)	31,920
3,200	Toa Corp. (JPY)	25,578
1,400	Toho Gas Co., Ltd. (JPY)	30,917
1,500	Toho Holdings Co., Ltd. (JPY)	35,573
4,900	Tohoku Electric Power Co., Inc. (JPY)	38,292
1,600	Tokai Carbon Co., Ltd. (JPY)	10,569
Shares	Description	Value

	Japan (Continued)
2,000	Tokai Rika Co., Ltd. (JPY)	$34,166
800	Tokyo Electron Device Ltd. (JPY)	36,147
800	Tokyo Kiraboshi Financial Group, Inc. (JPY)	24,759
1,700	Tokyo Steel Manufacturing Co., Ltd. (JPY)	18,574
4,100	TOMONY Holdings, Inc. (JPY)	11,267
1,300	Tomy Co., Ltd. (JPY)	23,668
2,800	Topre Corp. (JPY)	47,332
500	Tosei Corp. (JPY)	7,904
1,700	Towa Pharmaceutical Co., Ltd. (JPY)	32,904
800	Toyo Seikan Group Holdings Ltd. (JPY)	12,575
2,000	Toyo Tire Corp. (JPY)	37,614
1,500	Toyoda Gosei Co., Ltd. (JPY)	32,897
1,400	Toyota Boshoku Corp. (JPY)	23,759
2,300	TSI Holdings Co., Ltd. (JPY)	11,912
200	Tsubakimoto Chain Co. (JPY)	6,712
900	UACJ Corp. (JPY)	25,654
600	Uchida Yoko Co., Ltd. (JPY)	27,348
1,300	Universal Entertainment Corp. (JPY)	16,540
300	Usen-Next Holdings Co., Ltd. (JPY)	10,246
300	Wacoal Holdings Corp. (JPY)	7,299
1,300	Yamae Group Holdings Co., Ltd. (JPY)	23,745
2,900	Yamaguchi Financial Group, Inc. (JPY)	29,349
400	Yamato Kogyo Co., Ltd. (JPY)	22,677
1,000	Yellow Hat Ltd. (JPY)	13,066
1,000	Yokogawa Bridge Holdings Corp. (JPY)	19,243
		3,603,994
	Jersey — 0.2%
12,403	Centamin PLC (GBP)	17,674
	Luxembourg — 0.2%
649	APERAM S.A. (EUR)	20,508
	Marshall Islands — 0.9%
975	Okeanis Eco Tankers Corp. (NOK) (h) (i)	28,783
760	Teekay Tankers Ltd., Class A	44,392
		73,175
	Mauritius — 0.4%
162,900	Golden Agri-Resources Ltd. (SGD)	32,574
	Netherlands — 1.2%
421	AMG Critical Materials N.V. (EUR)	9,556

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Netherlands (Continued)
2,022	Iveco Group N.V. (EUR) (c)	$30,104
8,898	Koninklijke BAM Groep N.V. (EUR)	33,714
11,953	MFE-MediaForEurope N.V., Class A (EUR)	31,014
		104,388
	Norway — 1.9%
1,564	Aker Solutions ASA (NOK)	5,592
31,834	DNO ASA (NOK)	28,590
15,520	Elkem ASA (NOK) (h) (i)	30,478
4,375	Hoegh Autoliners ASA (NOK)	37,155
19,299	MPC Container Ships ASA (NOK)	22,301
388	Protector Forsikring ASA (NOK)	8,113
3,182	Wallenius Wilhelmsen ASA (NOK)	25,895
		158,124
	Portugal — 0.2%
19,478	Sonae SGPS S.A. (EUR)	18,492
	Singapore — 0.4%
16,600	CDL Hospitality Trusts (SGD)	12,540
11,300	First Resources Ltd. (SGD)	11,465
16,100	Frasers Logistics & Commercial Trust (SGD) (i)	12,639
		36,644
	South Korea — 18.2%
376	Alteogen, Inc. (KRW) (c)	57,954
2,325	Ananti, Inc. (KRW) (c)	11,087
1,228	BH Co., Ltd. (KRW)	15,434
1,251	BNK Financial Group, Inc. (KRW)	7,415
935	Chabiotech Co., Ltd. (KRW) (c)	13,383
106	CJ Logistics Corp. (KRW)	9,425
453	Classys, Inc. (KRW)	11,945
199	Cosmax, Inc. (KRW)	17,945
620	Coway Co., Ltd. (KRW)	25,928
458	Daesang Corp. (KRW)	6,671
10,148	Daewoo Engineering & Construction Co., Ltd. (KRW) (c)	28,117
525	DB HiTek Co., Ltd. (KRW)	17,120
1,089	DGB Financial Group, Inc. (KRW)	7,038
1,096	DL E&C Co., Ltd. (KRW)	29,959
427	DN Automotive Corp. (KRW)	26,421
377	Doosan Co., Ltd. (KRW) (c)	42,286
243	E-Mart, Inc. (KRW) (c)	12,328
182	GOLFZON Co., Ltd. (KRW)	11,437
856	GS Holdings Corp. (KRW)	30,838
Shares	Description	Value

	South Korea (Continued)
683	Hana Micron, Inc. (KRW)	$14,687
784	Hanall Biopharma Co., Ltd. (KRW) (c)	22,159
715	Hanwha Corp. (KRW)	14,977
6,001	Hanwha Life Insurance Co., Ltd. (KRW)	12,927
2,434	Harim Holdings Co., Ltd. (KRW)	12,168
117	HD Hyundai Construction Equipment Co., Ltd. (KRW)	5,084
384	HD Hyundai Electric Co., Ltd. (KRW)	50,972
808	HD Hyundai Infracore Co., Ltd. (KRW)	5,138
838	HDC Hyundai Development Co-Engineering & Construction, Class E (KRW)	11,167
251	Hyosung Heavy Industries Corp. (KRW)	51,738
404	Hyundai Department Store Co., Ltd. (KRW)	15,575
779	Hyundai Elevator Co., Ltd. (KRW)	23,985
264	Hyundai Marine & Fire Insurance Co., Ltd. (KRW)	6,050
1,487	IS Dongseo Co., Ltd. (KRW)	32,529
3,427	JB Financial Group Co., Ltd. (KRW)	33,195
909	JW Pharmaceutical Corp. (KRW)	22,417
5,408	KG DONGBUSTEEL (KRW)	28,200
501	Kolmar Korea Co., Ltd. (KRW)	17,677
187	Kolon Industries, Inc. (KRW)	5,278
714	Korea Gas Corp. (KRW) (c)	14,452
2,495	Korean Reinsurance Co. (KRW) (c)	15,419
255	Kumho Petrochemical Co., Ltd. (KRW)	26,613
3,706	Kumho Tire Co., Inc. (KRW) (c)	16,434
3,295	LG Uplus Corp. (KRW)	24,598
730	LOTTE Fine Chemical Co., Ltd. (KRW)	25,730
420	LS Corp. (KRW)	35,628
457	LS Electric Co., Ltd. (KRW)	33,403
286	Lunit, Inc. (KRW) (j)	12,470
1,196	LX International Corp. (KRW)	23,587
505	MegaStudyEdu Co., Ltd. (KRW)	21,119
476	Myoung Shin Industrial Co., Ltd. (KRW)	5,526
54	NongShim Co., Ltd. (KRW)	14,942
438	OCI Holdings Co., Ltd. (KRW)	30,615
94	Ottogi Corp. (KRW)	27,825
8,603	Pan Ocean Co., Ltd. (KRW)	27,223

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
1,011	Poongsan Corp. (KRW)	$37,774
10,803	Sambu Engineering & Construction Co., Ltd. (KRW) (c)	16,049
281	Samsung Card Co., Ltd. (KRW)	8,026
169	Samyang Foods Co., Ltd. (KRW)	26,613
696	SeAH Besteel Holdings Corp. (KRW)	11,710
145	Sebang Global Battery Co., Ltd. (KRW)	8,477
1,367	Shinsegae International, Inc. (KRW)	18,105
135	Shinsegae, Inc. (KRW)	17,077
136	SK Chemicals Co., Ltd. (KRW)	6,385
836	SK Discovery Co., Ltd. (KRW)	27,789
2,809	SK Networks Co., Ltd. (KRW)	12,770
1,047	SL Corp. (KRW)	24,731
200	SM Entertainment Co., Ltd. (KRW)	12,687
1,108	SOLUM Co., Ltd. (KRW) (c)	20,329
1,171	Soulbrain Holdings Co., Ltd. (KRW)	51,928
2,786	Sungwoo Hitech Co., Ltd. (KRW)	19,598
1,213	TKG Huchems Co., Ltd. (KRW)	18,065
1,490	Won Tech Co., Ltd. (KRW)	10,758
883	Youngone Corp. (KRW)	26,531
530	Youngone Holdings Co., Ltd. (KRW)	34,014
		1,533,654
	Spain — 0.7%
9,410	Ence Energia y Celulosa S.A. (EUR)	32,750
875	Indra Sistemas S.A. (EUR)	18,134
533	Let’s GOWEX S.A. (EUR) (c) (d) (f) (g) (k)	0
1,298	Tecnicas Reunidas S.A. (EUR) (c)	10,531
		61,415
	Sweden — 1.9%
3,594	Alleima AB (SEK)	24,222
1,148	Betsson AB, Class B (SEK)	11,358
15,699	Embracer Group AB (SEK) (c) (e)	34,239
1,956	Munters Group AB (SEK) (h) (i)	35,103
2,905	NCC AB, Class B (SEK)	39,976
1,533	Peab AB, Class B (SEK)	9,646
8,684	Storskogen Group AB, Class B (SEK)	4,624
		159,168
Shares	Description	Value

	Switzerland — 0.4%
25	ALSO Holding AG (CHF)	$6,487
297	u-blox Holding AG (CHF)	28,585
		35,072
	United Kingdom — 6.0%
5,014	Babcock International Group PLC (GBP)	32,908
703	Bank of Georgia Group PLC (GBP)	44,808
11,932	Crest Nicholson Holdings PLC (GBP)	29,096
1,289	Darktrace PLC (GBP) (c)	7,106
1,290	Diversified Energy Co. PLC (GBP) (e) (i)	15,435
2,764	Domino’s Pizza Group PLC (GBP)	12,022
34,064	Ferrexpo PLC (GBP) (c)	18,771
6,894	Firstgroup PLC (GBP)	15,697
585	Future PLC (GBP)	4,526
302	Hill & Smith PLC (GBP)	7,456
1,610	IG Group Holdings PLC (GBP)	14,834
752	J D Wetherspoon PLC (GBP) (c)	6,981
5,412	Jupiter Fund Management PLC (GBP)	6,049
5,060	Mitie Group PLC (GBP)	6,706
756	Morgan Sindall Group PLC (GBP)	22,137
6,132	Redde Northgate PLC (GBP)	29,526
4,189	Redrow PLC (GBP)	35,186
2,816	Safestore Holdings PLC (GBP)	26,817
8,330	Serica Energy PLC (GBP)	19,818
22,596	Shaftesbury Capital PLC (GBP)	41,154
694	TBC Bank Group PLC (GBP)	28,161
931	TORM PLC, Class A (DKK)	31,537
2,396	Vesuvius PLC (GBP)	14,975
9,234	Virgin Money UK PLC (GBP)	24,929
1,654	Volex PLC (GBP)	6,012
		502,647
	Total Common Stocks	8,359,717
	(Cost $7,486,775)

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.7%
$223,885	JPMorgan Chase & Co., 5.32% (l), dated 03/28/24, due 04/01/24, with a maturity value of $224,017. Collateralized by U.S. Treasury Securities, interest rates of 0.25% to 5.00%, due 07/31/24 to 06/30/28. The value of the collateral including accrued interest is $228,363. (m)	$223,885
	(Cost $223,885)

	Total Investments — 101.7%	8,583,602
	(Cost $7,710,660)
	Net Other Assets and Liabilities — (1.7)%	(140,784)
	Net Assets — 100.0%	$8,442,818

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see
the Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $214,827 and the total value of
the collateral held by the Fund is $223,885.

(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with
provisions of the Investment Company Act of 1940 and
rules thereunder, as amended. At March 31, 2024, securities
noted as such are valued at $21,322 or 0.3% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(i)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(j)	Non-income producing security which makes payment-in- kind (“PIK”) distributions. There were no PIK distributions received for the fiscal year-to-date period (January 1, 2024 to March 31, 2024).
(k)	This issuer has filed for protection in bankruptcy court.
(l)	Rate shown reflects yield as of March 31, 2024.
(m)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Industrials	20.9%
Consumer Discretionary	18.6
Materials	16.8
Energy	11.0
Financials	7.7
Consumer Staples	6.4
Information Technology	6.2
Health Care	4.3
Utilities	3.7
Communication Services	2.5
Real Estate	1.9
Total	100.0%

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Currency Exposure Diversification	% of Total Investments
JPY	42.0%
KRW	17.9
CAD	8.9
EUR	8.2
GBP	6.2
NOK	3.7
AUD	3.7
USD	3.1
SEK	1.8
HKD	1.4
ILS	1.1
SGD	0.8
DKK	0.8
CHF	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$ 314,159	$ 312,338	$ —	$ 1,821
Greece	14,929	14,929	—	—**
Japan	3,603,994	3,584,493	19,501	—
Spain	61,415	61,415	—	—**
Other Country Categories*	4,365,220	4,365,220	—	—
Repurchase Agreements	223,885	—	223,885	—
Total Investments	$8,583,602	$8,338,395	$243,386	$1,821

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Bermuda — 0.7%
3,976,149	CGN New Energy Holdings Co., Ltd. (HKD)	$1,051,582
51,358	Geopark Ltd.	493,037
856,276	Shenzhen International Holdings Ltd. (HKD)	657,504
		2,202,123
	Brazil — 11.1%
584,890	Allos S.A. (BRL)	2,789,522
962,321	Auren Energia S.A. (BRL)	2,283,292
581,543	Bradespar S.A. (Preference Shares) (BRL)	2,387,441
343,632	Camil Alimentos S.A. (BRL)	615,268
641,198	Cia de Saneamento de Minas Gerais Copasa MG (BRL)	2,784,482
462,386	Cia De Sanena Do Parana (BRL)	2,399,790
225,857	Cia de Transmissao de Energia Eletrica Paulista (Preference Shares) (BRL)	1,117,712
630,175	Cia Ferro Ligas da Bahia- Ferbasa (Preference Shares) (BRL)	1,089,368
752,858	Cielo S.A. (BRL)	810,590
686,372	Dexco (BRL)	1,051,030
1,365,650	EcoRodovias Infraestrutura e Logistica S.A. (BRL)	2,219,175
146,807	Enauta Participacoes S.A. (BRL)	864,087
153,725	GPS Participacoes e Empreendimentos S.A. (BRL) (c)	635,080
2,307,889	Hidrovias do Brasil S.A. (BRL) (d)	1,974,089
1,234,829	Jalles Machado S.A. (BRL)	1,945,039
1,110,308	JHSF Participacoes S.A. (BRL)	1,080,333
109,535	Mahle Metal Leve S.A. (BRL)	755,000
2,179,409	Marcopolo S.A. (Preference Shares) (BRL)	3,276,457
947,994	Metalurgica Gerdau S.A. (Preference Shares) (BRL)	1,944,981
690,557	Oncoclinicas do Brasil Servicos Medicos S.A. (BRL) (d)	1,218,533
504,782	Petroreconcavo S.A. (BRL)	2,370,223
97,188	Tupy S.A. (BRL)	539,287
133,529	Vulcabras S.A. (BRL)	461,124
		36,611,903
	Cayman Islands — 8.6%
1,894,008	3SBio, Inc. (HKD) (c) (e)	1,447,082
308,692	AAC Technologies Holdings, Inc. (HKD)	1,035,297
1,280,110	ANE Cayman, Inc. (HKD) (d) (f)	809,586
Shares	Description	Value

	Cayman Islands (Continued)
2,475,783	China Conch Venture Holdings Ltd. (HKD)	$1,720,766
648,992	China Education Group Holdings Ltd. (HKD) (e)	347,427
3,966,009	China Lesso Group Holdings Ltd. (HKD)	1,879,913
11,550	China Metal Recycling Holdings Ltd. (HKD) (d) (g) (h) (i)	0
5,458,370	China Yongda Automobiles Services Holdings Ltd. (HKD)	1,520,301
3,171,951	China Zhongwang Holdings Ltd. (HKD) (d) (g) (h) (i)	0
3,510,002	Dongyue Group Ltd. (HKD)	3,291,650
330,708	Everest Medicines Ltd. (HKD) (c) (d) (e)	992,940
4,688,113	Fufeng Group Ltd. (HKD)	3,036,800
286,433	Fulgent Sun International Holding Co., Ltd. (TWD)	1,096,382
288,860	General Interface Solution Holding Ltd. (TWD)	541,553
52,795	Jinan Acetate Chemical Co., Ltd. (TWD)	1,478,098
726,028	Kingboard Holdings Ltd. (HKD)	1,480,459
710,387	Maoyan Entertainment (HKD) (c) (d) (e)	867,687
1,181,254	Meitu, Inc. (HKD) (c) (e) (f)	495,025
1,936,231	Nexteer Automotive Group Ltd. (HKD)	910,364
2,228,517	Tianneng Power International Ltd. (HKD) (f)	2,087,037
1,055,278	Wisdom Marine Lines Co., Ltd. (TWD)	1,942,159
346,397	Zhen Ding Technology Holding Ltd. (TWD)	1,352,965
		28,333,491
	Chile — 1.6%
44,245,010	Cia Sud Americana de Vapores S.A. (CLP)	3,328,186
15,591,795	Colbun S.A. (CLP)	2,020,248
		5,348,434
	China — 4.0%
4,677,462	A-Living Smart City Services Co., Ltd. (HKD) (c) (e)	1,834,674
504,947	Anhui Expressway Co., Ltd., Class H (HKD)	559,339
6,978,894	BAIC Motor Corp. Ltd., Class H (HKD) (c) (e)	1,908,142
3,770,772	China Communications Services Corp. Ltd., Class H (HKD)	1,758,463
6,668,871	China Datang Corp. Renewable Power Co., Ltd., Class H (HKD)	1,371,792

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	China (Continued)
4,014,600	Dongfeng Motor Group Co., Ltd., Class H (HKD)	$1,677,259
1,172,980	Legend Holdings Corp., Class H (HKD) (c) (e)	891,698
1,337,447	Xinte Energy Co., Ltd., Class H (HKD) (d) (f)	1,787,387
2,123,179	Zhejiang Expressway Co., Ltd., Class H (HKD)	1,361,760
		13,150,514
	Egypt — 0.5%
729,380	EFG Holding S.A.E. (EGP) (j)	271,594
1,026,413	Ezz Steel Co. SAE (EGP) (d)	1,282,150
		1,553,744
	Hong Kong — 4.4%
4,593,834	China Everbright Environment Group Ltd. (HKD)	1,784,264
1,644,422	China Nonferrous Mining Corp., Ltd. (HKD)	1,374,046
1,107,862	China Tobacco International HK Co., Ltd. (HKD) (e) (f)	1,466,411
4,001,257	CITIC Telecom International Holdings Ltd. (HKD)	1,293,383
2,258,331	Far East Horizon Ltd. (HKD)	1,673,500
3,172,424	Genertec Universal Medical Group Co., Ltd. (HKD) (c) (e)	1,730,730
4,645,623	Poly Property Group Co., Ltd. (HKD)	842,835
839,981	Shanghai Industrial Holdings Ltd. (HKD)	1,111,833
6,216,923	Shougang Fushan Resources Group Ltd. (HKD)	2,128,730
1,938,140	Simcere Pharmaceutical Group Ltd. (HKD) (c) (e) (f)	1,314,891
		14,720,623
	India — 2.4%
67,556	BSE Ltd. (INR)	2,037,878
8,554,586	Jaiprakash Power Ventures Ltd. (INR) (d)	1,564,191
693,844	RBL Bank Ltd. (INR) (c) (e)	1,999,110
7,031,651	South Indian Bank (The) Ltd. (INR)	2,297,443
		7,898,622
	Indonesia — 6.1%
10,377,062	Berkah Beton Sadaya Tbk PT (IDR) (d) (g)	32,725
11,657,266	Bukit Asam Tbk PT (IDR)	2,183,669
38,490,974	Bumi Resources Minerals Tbk PT (IDR) (d)	364,153
24,000,254	Bumi Serpong Damai Tbk PT (IDR) (d)	1,491,028
Shares	Description	Value

	Indonesia (Continued)
54,159,866	Erajaya Swasembada Tbk PT (IDR)	$1,468,858
995,132	Gudang Garam Tbk PT (IDR)	1,249,015
12,986,875	Harum Energy Tbk PT (IDR) (d)	1,105,789
18,545,651	Indika Energy Tbk PT (IDR)	1,748,707
1,408,125	Indo Tambangraya Megah Tbk PT (IDR)	2,371,298
25,341,884	Medco Energi Internasional Tbk PT (IDR)	2,285,644
83,951,507	Media Nusantara Citra Tbk PT (IDR)	1,789,695
13,450,692	Mitra Adiperkasa Tbk PT (IDR)	1,544,009
3,408,913	Pabrik Kertas Tjiwi Kimia Tbk PT (IDR)	1,531,915
11,869,217	Perusahaan Gas Negara Tbk PT (IDR)	1,018,110
		20,184,615
	Malaysia — 4.6%
2,986,600	Bermaz Auto Bhd (MYR)	1,508,129
17,549,700	Bumi Armada Bhd (MYR) (d)	2,113,528
12,777,800	Capital A Bhd (MYR) (d)	1,916,805
1,678,700	Gamuda Bhd (MYR)	1,869,163
3,509,960	Hibiscus Petroleum Bhd (MYR)	1,883,646
2,243,300	Sime Darby Bhd (MYR)	1,232,322
9,626,800	SP Setia Bhd Group (MYR)	2,888,243
29,163,400	Velesto Energy Bhd (MYR) (d)	1,786,898
		15,198,734
	Mexico — 2.5%
434,085	Alsea S.A.B. de C.V. (MXN) (d)	2,140,593
448,441	Gentera S.A.B. de C.V. (MXN)	767,430
717,553	Megacable Holdings S.A.B. de C.V., Series CPO (MXN)	1,994,965
70,066	Qualitas Controladora S.A.B. de C.V. (MXN)	815,319
890,787	TF Administradora Industrial S de RL de C.V. (MXN)	2,429,444
		8,147,751
	Philippines — 0.8%
209,610	GT Capital Holdings, Inc. (PHP)	2,625,019
	Poland — 5.4%
177,958	Alior Bank S.A. (PLN) (d)	4,363,520
32,142	Asseco Poland S.A. (PLN)	623,640
1,212,927	Bank Millennium S.A. (PLN) (d) (f)	3,133,817
5,304	Budimex S.A. (PLN)	929,525
381,392	Cyfrowy Polsat S.A. (PLN) (d) (f)	1,025,499
261,763	Jastrzebska Spolka Weglowa S.A. (PLN) (d) (f)	2,434,593
925,527	Orange Polska S.A. (PLN)	1,877,330

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Poland (Continued)
3,207,015	Tauron Polska Energia S.A. (PLN) (d)	$2,456,867
75,067	XTB S.A. (PLN) (c) (e)	1,028,006
		17,872,797
	Russia — 0.0%
653,736,712	Federal Grid Co. - Rosseti PJSC (RUB) (d) (g) (h) (i)	0
580,351	Mechel PAO (RUB) (d) (g) (h) (i)	0
		0
	South Africa — 9.0%
292,386	African Rainbow Minerals Ltd. (ZAR)	2,539,158
230,802	Exxaro Resources Ltd. (ZAR)	2,059,183
100,580	Foschini Group (The) Ltd. (ZAR)	528,656
420,152	Harmony Gold Mining Co., Ltd. (ZAR)	3,505,186
622,623	Hyprop Investments Ltd. (ZAR)	965,493
1,510,081	Momentum Metropolitan Holdings (ZAR)	1,620,108
423,161	Motus Holdings Ltd. (ZAR)	1,954,494
1,649,487	Old Mutual Ltd. (ZAR)	1,023,309
232,610	OUTsurance Group Ltd. (ZAR)	515,820
1,153,206	Pepkor Holdings Ltd. (ZAR) (c) (e)	1,148,944
14,009,019	Redefine Properties Ltd. (ZAR)	2,921,628
1,271,593	Resilient REIT Ltd. (ZAR)	3,114,530
1,129,246	Sappi Ltd. (ZAR)	2,998,404
286,392	Thungela Resources Ltd. (ZAR)	1,842,949
64,818	Tiger Brands Ltd. (ZAR)	686,475
260,037	Truworths International Ltd. (ZAR)	1,047,974
1,518,535	Vukile Property Fund Ltd. (ZAR)	1,217,073
		29,689,384
	Taiwan — 16.8%
422,111	Arcadyan Technology Corp. (TWD)	2,525,794
188,317	Century Iron & Steel Industrial Co., Ltd. (TWD)	1,300,422
78,357	Chenbro Micom Co., Ltd. (TWD)	618,218
349,595	China Motor Corp. (TWD)	1,420,074
455,688	ChipMOS Technologies, Inc. (TWD)	726,173
176,001	CyberPower Systems, Inc. (TWD)	1,311,614
254,369	Depo Auto Parts Industrial Co., Ltd. (TWD)	1,812,181
Shares	Description	Value

	Taiwan (Continued)
1,193,887	Evergreen International Storage & Transport Corp. (TWD)	$1,165,778
240,038	EVERGREEN Steel Corp. (TWD)	960,047
387,335	FLEXium Interconnect, Inc. (TWD)	1,109,836
63,050	Fortune Electric Co., Ltd. (TWD)	1,319,965
91,874	Foxsemicon Integrated Technology, Inc. (TWD)	859,789
1,402,695	Gemtek Technology Corp. (TWD)	1,498,966
439,246	Getac Holdings Corp. (TWD)	1,825,417
274,883	Global Brands Manufacture Ltd. (TWD)	633,021
77,643	Gold Circuit Electronics Ltd. (TWD)	593,176
573,830	Hannstar Board Corp. (TWD)	1,133,190
1,106,671	Kinpo Electronics (TWD)	525,611
730,198	L&K Engineering Co., Ltd. (TWD)	5,156,459
1,672,907	Mitac Holdings Corp. (TWD)	2,728,631
811,559	Orient Semiconductor Electronics Ltd. (TWD)	1,658,442
594,860	Pou Chen Corp. (TWD)	673,791
167,909	Powertech Technology, Inc. (TWD)	1,054,563
289,842	Ruentex Industries Ltd. (TWD)	539,772
185,449	Run Long Construction Co., Ltd. (TWD)	735,920
219,340	Sanyang Motor Co., Ltd. (TWD)	524,988
258,223	Scientech Corp. (TWD)	2,493,193
554,235	Sercomm Corp. (TWD)	2,493,785
292,579	Sunonwealth Electric Machine Industry Co., Ltd. (TWD)	1,202,185
309,306	Supreme Electronics Co., Ltd. (TWD)	715,192
185,247	Taiwan Surface Mounting Technology Corp. (TWD)	610,670
435,319	Tong Yang Industry Co., Ltd. (TWD)	1,700,279
88,534	Tripod Technology Corp. (TWD)	565,726
225,054	United Integrated Services Co., Ltd. (TWD)	2,731,998
501,759	Wistron NeWeb Corp. (TWD)	2,422,290
621,734	WT Microelectronics Co., Ltd. (TWD)	2,914,060
130,097	Yankey Engineering Co., Ltd. (TWD)	1,585,384
1,022,564	Zyxel Group Corp. (TWD)	1,533,678
		55,380,278

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Thailand — 4.8%
4,887,500	AP Thailand PCL (THB)	$1,446,660
1,406,700	Bangchak Corp. PCL (THB)	1,715,605
9,612,100	Banpu PCL (THB)	1,448,895
323,100	Hana Microelectronics PCL (THB)	349,776
2,288,600	Ichitan Group PCL (THB)	1,047,471
4,409,200	Regional Container Lines PCL (THB)	2,211,397
34,125,900	Sansiri PCL (THB)	1,589,970
2,615,500	Sri Trang Agro-Industry PCL (THB)	1,397,801
3,825,700	Supalai PCL (THB)	2,212,327
2,935,000	Taokaenoi Food & Marketing PCL (THB)	828,517
3,582,200	Tipco Asphalt PCL (THB)	1,561,000
		15,809,419
	Turkey — 16.4%
333,963	AG Anadolu Grubu Holding A.S. (TRY)	2,819,997
684,672	Anadolu Efes Biracilik Ve Malt Sanayii A.S. (TRY)	3,202,005
447,556	Aygaz A.S. (TRY)	2,072,320
1,395,080	Cimsa Cimento Sanayi VE Ticare A.S. (TRY)	1,362,695
5,416,900	Dogan Sirketler Grubu Holding A.S. (TRY)	2,243,463
270,541	Dogus Otomotiv Servis ve Ticaret A.S. (TRY)	2,623,362
1,398,450	Enerjisa Enerji A.S. (TRY) (c) (e)	2,508,780
3,058,740	Is Gayrimenkul Yatirim Ortakligi A.S. (TRY) (d)	1,378,446
1,959,913	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D (TRY)	1,384,588
1,284,291	Mavi Giyim Sanayi Ve Ticaret A.S., Class B (TRY) (c) (e)	2,800,529
198,165	Migros Ticaret A.S. (TRY)	2,502,308
404,866	MLP Saglik Hizmetleri A.S. (TRY) (c) (d) (e)	2,289,154
3,289,536	NET Holding A.S. (TRY) (d)	3,019,855
161,720	Nuh Cimento Sanayi A.S. (TRY)	1,465,612
4,369,497	ODAS Elektrik Uretim ve Sanayi Ticaret A.S. (TRY) (d)	1,204,195
79,331	Otokar Otomotiv Ve Savunma Sanayi A.S. (TRY) (j)	1,136,087
87,806	Pegasus Hava Tasimaciligi A.S. (TRY) (d)	2,217,522
1,810,150	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S. (TRY)	1,706,542
Shares	Description	Value

	Turkey (Continued)
1,243,467	Sok Marketler Ticaret A.S. (TRY)	$2,226,898
462,058	TAV Havalimanlari Holding A.S. (TRY) (d)	2,543,924
1,350,183	Tekfen Holding A.S. (TRY)	1,721,425
82,145	Turk Traktor ve Ziraat Makineleri A.S. (TRY)	2,491,244
770,711	Ulker Biskuvi Sanayi A.S. (TRY) (d)	2,460,134
913,183	Vestel Elektronik Sanayi ve Ticaret A.S. (TRY) (d)	2,400,846
12,696,454	Zorlu Enerji Elektrik Uretim A.S. (TRY) (d)	2,230,583
		54,012,514
	Total Common Stocks	328,739,965
	(Cost $308,601,070)
MONEY MARKET FUNDS — 0.0%
31,812	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (k)	31,812
	(Cost $31,812)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.0%
$1,918,454	Bank of America Corp., 5.32% (k), dated 03/28/24, due 04/01/24, with a maturity value of $1,919,588. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.50%, due 10/15/26 to 08/15/35. The value of the collateral including accrued interest is $1,956,823. (l)	1,918,454

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$2,238,194	Citigroup, Inc., 5.32% (k), dated 03/28/24, due 04/01/24, with a maturity value of $2,239,517. Collateralized by U.S. Treasury Securities, interest rates of 0.38% to 4.75%, due 08/15/24 to 12/31/28. The value of the collateral including accrued interest is $2,282,958. (l)	$2,238,194
2,238,194	Daiwa Capital Markets America, Inc., 5.35% (k), dated 03/28/24, due 04/01/24, with a maturity value of $2,239,524. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.13%, due 06/11/24 to 02/15/42. The value of the collateral including accrued interest is $2,282,958. (l)	2,238,194
	Total Repurchase Agreements	6,394,842
	(Cost $6,394,842)

	Total Investments — 101.7%	335,166,619
	(Cost $315,027,724)
	Net Other Assets and Liabilities — (1.7)%	(5,545,784)
	Net Assets — 100.0%	$329,620,835

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $5,780,331 and the total value of the collateral held by the Fund is $6,394,842.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2024, securities noted
as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Non-income producing security which makes payment-in- kind (“PIK”) distributions. There were no PIK distributions received for the fiscal year-to-date period (January 1, 2024 to March 31, 2024).
(k)	Rate shown reflects yield as of March 31, 2024.
(l)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
EGP	– Egyptian Pound
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Long-Term Investments
Industrials	20.7%
Consumer Discretionary	13.6
Materials	12.3
Information Technology	11.4
Real Estate	8.6
Energy	8.0
Utilities	7.9
Financials	7.3
Consumer Staples	5.1
Communication Services	2.9
Health Care	2.2
Total	100.0%

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Currency Exposure Diversification	% of Total Investments
TWD	18.4%
TRY	16.1
HKD	15.4
BRL	10.9
ZAR	8.9
IDR	6.0
PLN	5.3
THB	4.7
MYR	4.5
MXN	2.4
INR	2.4
USD	2.1
CLP	1.6
PHP	0.8
EGP	0.5
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 28,333,491	$ 28,333,491	$ —	$ —**
Russia	—**	—	—	—**
Thailand	15,809,419	—	15,809,419	—
Other Country Categories*	284,597,055	284,597,055	—	—
Money Market Funds	31,812	31,812	—	—
Repurchase Agreements	6,394,842	—	6,394,842	—
Total Investments	$335,166,619	$312,962,358	$22,204,261	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.1%
	Austria — 5.4%
714	BAWAG Group AG (EUR) (c) (d)	$45,217
1,080	CA Immobilien Anlagen AG (EUR)	38,101
3,781	Erste Group Bank AG (EUR)	168,469
2,739	OMV AG (EUR)	129,605
8,987	Raiffeisen Bank International AG (EUR)	178,982
23,505	Telekom Austria AG (EUR)	196,528
6,004	voestalpine AG (EUR)	168,413
		925,315
	Belgium — 3.5%
651	Ackermans & van Haaren N.V. (EUR)	113,778
3,030	Colruyt Group N.V. (EUR)	139,975
10,100	Euronav N.V. (EUR)	167,260
5,586	Solvay S.A. (EUR)	152,470
1,382	Umicore S.A. (EUR)	29,812
		603,295
	Finland — 3.8%
11,288	Fortum Oyj (EUR) (e)	139,378
1,828	Kesko Oyj, Class B (EUR)	34,148
43,479	Nokia Oyj (EUR)	154,372
7,828	Stora Enso Oyj, Class R (EUR)	108,817
956	UPM-Kymmene Oyj (EUR)	31,839
1,433	Valmet Oyj (EUR) (e)	37,707
8,655	Wartsila Oyj Abp (EUR)	131,565
		637,826
	France — 19.8%
1,943	Accor S.A. (EUR)	90,766
498	Alten S.A. (EUR)	72,639
581	Amundi S.A. (EUR) (c) (d)	39,897
663	Arkema S.A. (EUR)	69,768
2,053	BNP Paribas S.A. (EUR)	145,872
3,745	Bouygues S.A. (EUR)	152,845
7,621	Carrefour S.A. (EUR)	130,523
1,636	Cie de Saint-Gobain S.A. (EUR)	126,957
4,269	Cie Generale des Etablissements Michelin S.C.A. (EUR)	163,592
13,268	Credit Agricole S.A. (EUR)	197,765
689	Eiffage S.A. (EUR)	78,161
5,587	Elis S.A. (EUR)	126,940
4,271	Engie S.A. (EUR)	71,467
2,198	Eurazeo SE (EUR)	192,670
4,747	Forvia SE (EUR) (f)	71,980
250	Ipsen S.A. (EUR)	29,749
8,571	Orange S.A. (EUR)	100,680
432	Publicis Groupe S.A. (EUR)	47,096
3,990	Renault S.A. (EUR)	201,435
5,827	Rexel S.A. (EUR)	157,351
Shares	Description	Value

	France (Continued)
626	Safran S.A. (EUR)	$141,860
306	Sanofi (EUR)	30,029
5,264	SCOR SE (EUR)	182,128
5,386	Societe Generale S.A. (EUR)	144,164
860	Sodexo S.A. (EUR)	73,743
196	SOITEC (EUR) (f)	20,279
316	Sopra Steria Group (EUR)	76,502
780	Teleperformance SE (EUR)	75,803
1,494	TotalEnergies SE (EUR)	102,301
5,700	Valeo SE (EUR)	71,272
2,262	Veolia Environnement S.A. (EUR)	73,528
827	Wendel SE (EUR)	84,403
1,164	Worldline S.A. (EUR) (c) (d) (f)	14,416
		3,358,581
	Germany — 23.5%
138	Allianz SE (EUR)	41,359
1,610	Bayerische Motoren Werke AG (EUR)	185,785
1,403	Bechtle AG (EUR)	74,138
422	Brenntag SE (EUR)	35,548
11,502	Commerzbank AG (EUR)	157,966
930	Continental AG (EUR)	67,123
1,823	Covestro AG (EUR) (c) (d) (f)	99,675
2,836	Daimler Truck Holding AG (EUR)	143,680
14,845	Deutsche Bank AG (EUR)	233,539
16,534	Deutsche Lufthansa AG (EUR) (f)	129,877
6,246	Deutsche Telekom AG (EUR)	151,617
1,611	DHL Group (EUR)	69,374
5,540	E.ON SE (EUR)	77,012
1,791	Evonik Industries AG (EUR)	35,408
1,852	Fraport AG Frankfurt Airport Services Worldwide (EUR) (f)	97,624
1,519	Fresenius Medical Care AG (EUR)	58,422
4,212	Fresenius SE & Co. KGaA (EUR)	113,603
843	FUCHS SE (Preference Shares) (EUR)	41,745
312	Gerresheimer AG (EUR)	35,141
149	Hannover Rueck SE (EUR)	40,782
2,110	Heidelberg Materials AG (EUR)	232,077
4,388	HelloFresh SE (EUR) (f)	31,207
1,620	HOCHTIEF AG (EUR)	188,232
989	Infineon Technologies AG (EUR)	33,626
1,705	KION Group AG (EUR)	89,728
475	LEG Immobilien SE (EUR) (f)	40,781
2,355	Mercedes-Benz Group AG (EUR)	187,529

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany (Continued)
252	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR)	$122,967
3,325	Porsche Automobil Holding SE (Preference Shares) (EUR)	176,203
528	Puma SE (EUR)	23,936
2,648	RWE AG (EUR)	89,875
22,751	Schaeffler AG (Preference Shares) (EUR)	153,406
473	Scout24 SE (EUR) (c) (d)	35,649
354	Sixt SE (EUR)	35,308
2,586	Talanx AG (EUR)	204,780
17,175	thyssenkrupp AG (EUR)	92,165
4,595	United Internet AG (EUR)	103,410
1,424	Volkswagen AG (Preference Shares) (EUR)	188,717
686	Wacker Chemie AG (EUR)	77,377
		3,996,391
	Greece — 4.5%
63,798	Eurobank Ergasias Services and Holdings S.A. (EUR) (f)	122,653
2,245	Hellenic Telecommunications Organization S.A. (EUR)	33,109
3,794	JUMBO S.A. (EUR)	109,287
4,448	Mytilineos S.A. (EUR)	171,603
23,241	National Bank of Greece S.A. (EUR) (f)	181,934
33,125	Piraeus Financial Holdings S.A. (EUR) (f)	138,517
		757,103
	Ireland — 2.5%
29,133	AIB Group PLC (EUR)	147,848
3,975	Glanbia PLC (EUR)	78,393
875	Kingspan Group PLC (EUR)	79,730
780	Ryanair Holdings PLC, ADR	113,560
		419,531
	Italy — 14.6%
92,013	A2A S.p.A. (EUR)	166,126
1,603	Assicurazioni Generali S.p.A. (EUR)	40,572
34,208	Banco BPM S.p.A. (EUR)	227,633
53,550	BPER Banca (EUR)	253,044
5,276	Brembo S.p.A. (EUR)	67,564
5,985	Buzzi S.p.A. (EUR)	235,033
15,993	Enel S.p.A. (EUR)	105,578
10,169	Eni S.p.A. (EUR)	160,701
23,959	Hera S.p.A. (EUR)	84,420
25,432	Intesa Sanpaolo S.p.A. (EUR)	92,272
12,789	Italgas S.p.A. (EUR)	74,506
Shares	Description	Value

	Italy (Continued)
9,085	Leonardo S.p.A. (EUR)	$228,176
9,905	Mediobanca Banca di Credito Finanziario S.p.A. (EUR)	147,574
27,211	Pirelli & C S.p.A. (EUR) (c) (d)	166,629
314,357	Telecom Italia S.p.A. (EUR) (e) (f)	76,342
6,825	UniCredit S.p.A. (EUR)	259,000
12,116	Unipol Gruppo S.p.A. (EUR)	101,512
		2,486,682
	Luxembourg — 3.3%
6,525	ArcelorMittal S.A. (EUR)	179,191
11,283	InPost S.A. (EUR) (f)	173,887
10,353	Tenaris S.A. (EUR)	204,567
		557,645
	Netherlands — 6.5%
1,789	Aalberts N.V. (EUR)	86,062
6,925	ABN AMRO Bank N.V. (EUR) (c) (d)	118,416
2,914	Arcadis N.V. (EUR)	178,409
202	Argenx SE (EUR) (f)	79,783
156	ASM International N.V. (EUR)	95,242
2,472	ING Groep N.V. (EUR)	40,660
2,176	Koninklijke Ahold Delhaize N.V. (EUR)	65,075
2,871	Koninklijke Vopak N.V. (EUR)	110,670
3,334	Prosus N.V. (EUR)	104,580
592	Randstad N.V. (EUR)	31,244
1,514	STMicroelectronics N.V. (EUR)	65,205
3,949	Technip Energies N.V. (EUR)	99,736
1,254	Universal Music Group N.V. (EUR)	37,718
		1,112,800
	Portugal — 2.3%
595,757	Banco Comercial Portugues S.A., Class R (EUR) (f)	200,919
11,050	Galp Energia SGPS S.A. (EUR)	182,575
		383,494
	Spain — 9.4%
514	Acciona S.A. (EUR)	62,579
4,554	ACS Actividades de Construccion y Servicios S.A. (EUR)	190,530
20,121	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	239,652
112,774	Banco de Sabadell S.A. (EUR)	177,025
42,873	Banco Santander S.A. (EUR)	209,136
10,267	Bankinter S.A. (EUR)	75,121
5,936	Enagas S.A. (EUR) (e)	88,152
10,094	Grifols S.A. (EUR) (f)	90,800
890	Industria de Diseno Textil S.A. (EUR)	44,812

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain (Continued)
32,152	Mapfre S.A. (EUR)	$81,238
2,083	Redeia Corp. S.A. (EUR)	35,518
9,964	Repsol S.A. (EUR)	165,975
32,086	Telefonica S.A. (EUR)	141,545
		1,602,083
	Total Common Stocks	16,840,746
	(Cost $14,941,184)
MONEY MARKET FUNDS — 0.0%
7,581	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (g)	7,581
	(Cost $7,581)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.9%
$317,872	JPMorgan Chase & Co., 5.32% (g), dated 03/28/24, due 04/01/24, with a maturity value of $318,060. Collateralized by U.S. Treasury Securities, interest rates of 0.25% to 5.00%, due 07/31/24 to 06/30/28. The value of the collateral including accrued interest is $324,229. (h)	317,872
	(Cost $317,872)

	Total Investments — 101.0%	17,166,199
	(Cost $15,266,637)
	Net Other Assets and Liabilities — (1.0)%	(172,098)
	Net Assets — 100.0%	$16,994,101

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $299,051 and the total value of the collateral held by the Fund is $317,872.

(f)	Non-income producing security.
(g)	Rate shown reflects yield as of March 31, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Financials	30.0%
Industrials	18.9
Consumer Discretionary	12.8
Materials	9.2
Energy	7.9
Utilities	6.3
Communication Services	5.5
Information Technology	3.5
Consumer Staples	2.8
Health Care	2.6
Real Estate	0.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	97.4%
USD	2.6
Total	100.0%

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 16,840,746	$ 16,840,746	$ —	$ —
Money Market Funds	7,581	7,581	—	—
Repurchase Agreements	317,872	—	317,872	—
Total Investments	$17,166,199	$16,848,327	$317,872	$—

*	See Portfolio of Investments for country breakout.

First Trust Exchange-Traded AlphaDEX® Fund II
Additional Information
March 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq® and Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index, Nasdaq AlphaDEX® EuropeTM Index, Nasdaq AlphaDEX® Latin AmericaTM Index, Nasdaq AlphaDEX® BrazilTM Index, Nasdaq AlphaDEX® ChinaTM Index, Nasdaq AlphaDEX® JapanTM Index, Nasdaq AlphaDEX® Developed Markets Ex-USTM Index, Nasdaq AlphaDEX® Emerging MarketsTM Index, Nasdaq AlphaDEX® GermanyTM Index, Nasdaq AlphaDEX® United KingdomTM Index, Nasdaq AlphaDEX® SwitzerlandTM Index, Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index, Nasdaq AlphaDEX® Emerging Markets Small CapTM Index and Nasdaq AlphaDEX® EurozoneTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal Weight Index or particularly in the ability of the NIFTY 50 Equal Weight Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal Weight Index in the Prospectus and Statement of Additional Information.